September 30, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• Diversified Equity Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	1,820	$ 163,199
AeroVironment, Inc.(a)	8,788	2,767,253
AerSale Corp.(a)	15,174	124,275
Airbus SE	2,530	590,821
Archer Aviation, Inc., Class A(a)(b)	154,002	1,475,339
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	106,930	554,080
ATI, Inc.(a)	2,165	176,101
Axon Enterprise, Inc.(a)	1,314	942,979
BAE Systems PLC	50,404	1,403,067
Bharat Electronics Ltd.	141,258	642,984
Boeing Co.(a)	6,847	1,477,788
Ducommun, Inc.(a)	12,295	1,181,918
Firefly Aerospace, Inc.(a)(b)	10,105	296,279
General Dynamics Corp.	5,818	1,983,938
General Electric Co.	17,581	5,288,716
Hanwha Aerospace Co. Ltd.	1,193	943,467
HEICO Corp.	272	87,807
HEICO Corp., Class A	7,201	1,829,702
Hindustan Aeronautics Ltd.	15,204	812,472
Howmet Aerospace, Inc.	1,455	285,515
Huntington Ingalls Industries, Inc.	1,174	338,006
Intuitive Machines, Inc., Class A(a)(b)	15,643	164,564
Kratos Defense & Security Solutions, Inc.(a)(b)	49,941	4,563,109
Leonardo DRS, Inc.(b)	15,354	697,072
Leonardo SpA	4,551	291,203
Lockheed Martin Corp.	4,870	2,431,153
Mercury Systems, Inc.(a)(b)	13,545	1,048,383
Moog, Inc., Class A	9,203	1,911,187
Rheinmetall AG	833	1,948,530
Rolls-Royce Holdings PLC	235,586	3,786,867
RTX Corp.	21,376	3,576,846
Saab AB, Class B	9,219	566,436
Safran SA	2,109	748,419
Singapore Technologies Engineering Ltd.	38,400	256,417
Thales SA	1,041	329,075
V2X, Inc.(a)	8,535	495,798
VSE Corp.(b)	2,057	341,956
Woodward, Inc.	947	239,316
		46,762,037
Air Freight & Logistics — 0.2%
Deutsche Post AG, Class N	2,714	121,282
FedEx Corp.	12,642	2,981,110
Forward Air Corp.(a)(b)	7,586	194,505
Hub Group, Inc., Class A	22,599	778,310
Radiant Logistics, Inc.(a)	14,656	86,470
United Parcel Service, Inc., Class B	17,349	1,449,162
ZTO Express Cayman, Inc.	26,400	499,433
		6,110,272
Automobile Components — 0.6%
Adient PLC(a)	64,687	1,557,663
American Axle & Manufacturing Holdings, Inc.(a)	133,346	801,409
Apollo Tyres Ltd.	27,398	145,991
Aptiv PLC(a)	15,902	1,371,070
BorgWarner, Inc.	87,876	3,863,029
Bridgestone Corp.	5,000	231,091
Cie Generale des Etablissements Michelin SCA	1,986	71,523
Continental AG	2,805	185,568
Cooper-Standard Holdings, Inc.(a)	7,259	268,075
Dana, Inc.(b)	45,570	913,223
Security	Shares	Value
Automobile Components (continued)
Fox Factory Holding Corp.(a)	25,215	$ 612,472
Fuyao Glass Industry Group Co. Ltd., Class A	67,800	698,979
Fuyao Glass Industry Group Co. Ltd., Class H(c)	44,000	443,206
Garrett Motion, Inc.(b)	56,267	766,357
Gentherm, Inc.(a)	7,035	239,612
Goodyear Tire & Rubber Co.(a)	65,606	490,733
HL Mando Co. Ltd.	58,568	1,403,769
Hyundai Mobis Co. Ltd.	1,209	257,221
Mobileye Global, Inc., Class A(a)(b)	29,584	417,726
Modine Manufacturing Co.(a)	11,520	1,637,683
Patrick Industries, Inc.(b)	5,054	522,735
QuantumScape Corp., Class A(a)	11,027	135,853
Standard Motor Products, Inc.(b)	18,832	768,722
Stoneridge, Inc.(a)	27,046	206,091
Valeo SE	4,926	62,121
Visteon Corp.(b)	2,676	320,745
		18,392,667
Automobiles — 1.6%
BYD Co. Ltd., Class H	219,400	3,101,148
Eicher Motors Ltd.	3,745	295,702
Ferrari NV	334	161,897
Geely Automobile Holdings Ltd.	501,000	1,258,624
General Motors Co.	35,390	2,157,728
Great Wall Motor Co. Ltd., Class A	31,000	107,194
Hero MotoCorp Ltd.	1,392	85,834
Hyundai Motor Co.	12,462	1,910,468
Kia Corp.	17,978	1,290,405
Mahindra & Mahindra Ltd.	53,659	2,070,948
Maruti Suzuki India Ltd.	7,073	1,277,494
Mercedes-Benz Group AG, Class N	18,757	1,182,253
NIO, Inc., Class A(a)	64,360	486,768
Renault SA	1,810	74,424
SAIC Motor Corp. Ltd., Class A	868,400	2,090,206
Stellantis NV	13,453	124,865
Tata Motors Ltd.	185,553	1,421,825
Tesla, Inc.(a)	52,200	23,214,384
Toyota Motor Corp.	120,000	2,304,775
TVS Motor Co. Ltd.	13,505	523,015
Winnebago Industries, Inc.(b)	30,063	1,005,307
XPeng, Inc., Class A(a)	77,800	914,139
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	21,200	180,868
		47,240,271
Banks — 8.3%
1st Source Corp.	18,073	1,112,574
Abu Dhabi Commercial Bank PJSC	340,234	1,352,029
Abu Dhabi Islamic Bank PJSC	61,110	362,763
Agricultural Bank of China Ltd., Class H	1,873,000	1,260,658
Al Rajhi Bank	182,950	5,227,832
Alior Bank SA	7,490	211,984
Amalgamated Financial Corp.(b)	33,560	911,154
Amerant Bancorp, Inc., Class A	11,699	225,440
Ameris Bancorp(b)	16,950	1,242,604
ANZ Group Holdings Ltd.	26,713	586,578
Associated Banc-Corp.	18,328	471,213
Axis Bank Ltd.	164,771	2,099,090
Axos Financial, Inc.(a)	14,045	1,188,909
Banca Monte dei Paschi di Siena SpA	87,929	782,410
Banco Bilbao Vizcaya Argentaria SA	55,469	1,068,868
Banco BPM SpA	7,666	115,055
Banco de Sabadell SA	52,461	204,766

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Banco Santander Brasil SA	47	$ 260
Banco Santander SA	66,487	697,736
Bank Central Asia Tbk PT	10,715,200	4,907,136
Bank Hapoalim BM	14,257	289,805
Bank Leumi Le-Israel BM	15,397	303,361
Bank Mandiri Persero Tbk PT	4,264,200	1,126,980
Bank of America Corp.	213,601	11,019,676
Bank of China Ltd., Class H	5,870,000	3,208,581
Bank of Hawaii Corp.(b)	7,644	501,752
Bank of Ireland Group PLC	2,140	35,433
Bank of Marin Bancorp(b)	17,900	434,612
Bank Polska Kasa Opieki SA	7,364	354,896
Bank Rakyat Indonesia Persero Tbk PT	1,760,300	412,583
Bank7 Corp.	6,818	315,469
BankFinancial Corp.(b)	19,588	235,644
BankUnited, Inc.(b)	18,672	712,523
Bankwell Financial Group, Inc.	5,171	228,817
Banque Saudi Fransi	213,043	1,014,031
Bar Harbor Bankshares	3,147	95,858
Barclays PLC	51,027	262,550
BAWAG Group AG(c)	1,113	146,730
BCB Bancorp, Inc.	14,023	121,720
BDO Unibank, Inc.	104,892	239,521
BNP Paribas SA	30,473	2,787,146
BOC Hong Kong Holdings Ltd.	16,500	77,299
BOK Financial Corp.	96	10,698
BPER Banca SpA	15,240	169,502
Bridgewater Bancshares, Inc.(a)	6,146	108,170
Business First Bancshares, Inc.(b)	4,729	111,652
Byline Bancorp, Inc.	37,908	1,051,189
CaixaBank SA	11,014	116,329
Camden National Corp.	14,197	547,862
Capital City Bank Group, Inc.	21,053	879,805
Capitec Bank Holdings Ltd.	11,936	2,408,512
Capitol Federal Financial, Inc.	48,074	305,270
Central Pacific Financial Corp.	10,751	326,185
Chemung Financial Corp.	4,092	214,912
China Construction Bank Corp., Class H	5,454,000	5,231,289
China Merchants Bank Co. Ltd., Class A	118,900	675,205
China Merchants Bank Co. Ltd., Class H	51,500	308,226
ChoiceOne Financial Services, Inc.(b)	2,883	83,492
Citigroup, Inc.(b)	48,650	4,937,975
City Holding Co.(b)	1,225	151,741
Civista Bancshares, Inc.(b)	13,057	265,188
CNB Financial Corp.	13,625	329,725
Colony Bankcorp, Inc.	34,570	588,036
Commerzbank AG	14,766	559,070
Commonwealth Bank of Australia	40,635	4,487,466
Community Trust Bancorp, Inc.	19,554	1,094,046
Community West Bancshares	33,234	692,597
ConnectOne Bancorp, Inc.(b)	53,118	1,317,858
Credit Agricole SA	47,732	940,610
CTBC Financial Holding Co. Ltd.	22,000	31,027
Cullen/Frost Bankers, Inc.(b)	6,982	885,108
DBS Group Holdings Ltd.	26,300	1,042,999
Dime Community Bancshares, Inc.(b)	7,618	227,245
DNB Bank ASA	52,808	1,439,334
E.Sun Financial Holding Co. Ltd.	1,323,089	1,449,938
Eastern Bankshares, Inc.(b)	110,942	2,013,597
Emirates NBD Bank PJSC	19,221	127,161
Enterprise Financial Services Corp.	25,938	1,503,885
Equity Bancshares, Inc., Class A(b)	7,452	303,296
Farmers National Banc Corp.	6,275	90,423
Security	Shares	Value
Banks (continued)
FinecoBank Banca Fineco SpA	3,848	$ 83,516
First Abu Dhabi Bank PJSC	579,308	2,466,718
First Bancorp, Inc.	9,962	261,602
First Bank	25,955	422,807
First Busey Corp.	42,788	990,542
First Business Financial Services, Inc.	13,473	690,626
First Community Bankshares, Inc.	2,010	69,948
First Financial Bancorp	4,098	103,474
First Financial Bankshares, Inc.(b)	52,773	1,775,811
First Financial Corp.	20,317	1,146,691
First Financial Holding Co. Ltd.	45,000	44,149
First Financial Northwest, Inc.(a)	3,525	1,974
First Hawaiian, Inc.(b)	54,660	1,357,208
First Horizon Corp.	118,358	2,676,074
First Internet Bancorp	5,132	115,111
First Interstate BancSystem, Inc., Class A	37,708	1,201,754
First Merchants Corp.	8,404	316,831
First Mid Bancshares, Inc.	30,025	1,137,347
First Northwest Bancorp(b)	2,359	18,565
First Savings Financial Group, Inc.	1,939	60,943
Flushing Financial Corp.	29,352	405,351
FNB Corp.	39,688	639,374
FS Bancorp, Inc.	2,841	113,413
Glacier Bancorp, Inc.(b)	19,368	942,641
Greene County Bancorp, Inc.	9,172	207,287
Grupo Cibest SA(a)	3,779	196,281
Grupo Financiero Banorte SAB de CV, Class O	253,789	2,556,529
Guaranty Bancshares, Inc.	2,196	107,055
Hana Financial Group, Inc.	16,001	994,861
Hancock Whitney Corp.(b)	6,513	407,779
Hanmi Financial Corp.(b)	1,507	37,208
HarborOne Bancorp, Inc.	13,391	182,118
HBT Financial, Inc.	12,717	320,468
HDFC Bank Ltd.	707,777	7,585,031
Heritage Commerce Corp.	89,622	889,946
Heritage Financial Corp.	3,982	96,325
HomeTrust Bancshares, Inc.	16,387	670,884
Horizon Bancorp, Inc.	81,811	1,309,794
HSBC Holdings PLC	60,685	856,454
Huntington Bancshares, Inc.	130,001	2,245,117
ICICI Bank Ltd.	329,674	4,996,291
ICICI Bank Ltd., ADR(b)	13,435	406,140
Independent Bank Corp.	42,431	1,314,300
Industrial & Commercial Bank of China Ltd., Class H	4,415,000	3,250,964
ING Groep NV	23,349	612,112
Intesa Sanpaolo SpA	430,032	2,846,458
Investar Holding Corp.(b)	24,199	561,659
Israel Discount Bank Ltd., Class A	9,107	89,975
Japan Post Bank Co. Ltd.	43,800	536,327
JPMorgan Chase & Co.	61,151	19,288,860
KB Financial Group, Inc.	21,339	1,761,232
Kearny Financial Corp.	96,402	633,361
Kotak Mahindra Bank Ltd.	63,258	1,418,325
Kuwait Finance House KSCP	1,326,894	3,452,661
Live Oak Bancshares, Inc.	22,152	780,193
Lloyds Banking Group PLC	205,315	232,331
Malayan Banking Bhd.	1,457,300	3,431,136
Mercantile Bank Corp.	12,607	567,315
Meridian Corp.	5,473	86,419
Metropolitan Bank Holding Corp.	11,006	823,469
Midland States Bancorp, Inc.(b)	27,943	478,943
MidWestOne Financial Group, Inc.	17,348	490,775
Mitsubishi UFJ Financial Group, Inc.	169,900	2,740,720
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Mizuho Financial Group, Inc.	44,000	$ 1,479,097
MVB Financial Corp.	4,153	104,074
National Australia Bank Ltd.	5,538	161,553
National Bank Holdings Corp., Class A	8,578	331,454
National Bank of Greece SA	58,582	853,038
National Bank of Kuwait SAKP	247,301	858,361
NatWest Group PLC	189,131	1,335,898
Nedbank Group Ltd.	60,636	749,611
Nicolet Bankshares, Inc.	7,280	979,160
Nordea Bank Abp	95,638	1,574,563
Northeast Bank(b)	2,997	300,179
Northeast Community Bancorp, Inc.	9,472	194,839
Northfield Bancorp, Inc.	60,656	715,741
Northrim BanCorp, Inc.	24,109	522,201
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	292,868	4,688,817
Oak Valley Bancorp	2,558	72,059
OceanFirst Financial Corp.	114,336	2,008,883
OFG Bancorp	4,859	211,318
OP Bancorp	8,153	113,490
Orange County Bancorp, Inc.	40,012	1,008,702
Origin Bancorp, Inc.	25,427	877,740
Orrstown Financial Services, Inc.	6,368	216,385
OTP Bank Nyrt	21,983	1,901,603
Park National Corp.	9,674	1,572,315
Peapack-Gladstone Financial Corp.(b)	13,980	385,848
Peoples Bancorp, Inc.	28,018	840,260
Pinnacle Financial Partners, Inc.	29,303	2,748,328
Plumas Bancorp	1,872	80,758
PNC Financial Services Group, Inc.	4,674	939,147
Powszechna Kasa Oszczednosci Bank Polski SA	155,324	3,018,050
Primis Financial Corp.	20,974	220,437
Prosperity Bancshares, Inc.	7,750	514,212
Provident Financial Services, Inc.(b)	87,657	1,690,027
Qatar Islamic Bank QPSC	169,598	1,112,692
Qatar National Bank QPSC	470,867	2,401,248
RBB Bancorp	1,433	26,883
Republic First Bancorp, Inc.(a)	46,639	5
Resona Holdings, Inc.	46,300	472,135
Riverview Bancorp, Inc.	53,162	285,480
Saudi Awwal Bank	82,097	702,474
Saudi National Bank	423,593	4,425,464
Sberbank of Russia PJSC(a)(d)	141,048	17
ServisFirst Bancshares, Inc.	9,479	763,344
Shinhan Financial Group Co. Ltd.	25,055	1,263,222
Shore Bancshares, Inc.(b)	32,781	537,936
Sierra Bancorp	5,252	151,835
SmartFinancial, Inc.	12,064	431,047
Societe Generale SA	13,863	922,947
South Plains Financial, Inc.	4,943	191,047
Southern First Bancshares, Inc.(a)	5,964	263,132
Southern Missouri Bancorp, Inc.	9,664	507,940
Southside Bancshares, Inc.	6,208	175,376
Southstate Bank Corp.	12,468	1,232,711
Standard Bank Group Ltd.	109,442	1,497,283
Standard Chartered PLC	15,136	293,753
State Bank of India	189,009	1,855,448
Stellar Bancorp, Inc.	10,098	306,373
Sumitomo Mitsui Financial Group, Inc.	123,600	3,477,221
Sumitomo Mitsui Trust Group, Inc.	50,600	1,468,615
Svenska Handelsbanken AB, A Shares	127,670	1,665,791
Swedbank AB, A Shares	23,591	712,111
Synovus Financial Corp.	35,377	1,736,303
Security	Shares	Value
Banks (continued)
Taishin Financial Holding Co. Ltd.	793,000	$ 469,056
TFS Financial Corp.(b)	169	2,227
Timberland Bancorp, Inc.	8,551	284,577
Tompkins Financial Corp.	7,562	500,680
TriCo Bancshares(b)	11,860	526,703
Truist Financial Corp.	25,523	1,166,912
U.S. Bancorp	93,436	4,515,762
UniCredit SpA	18,393	1,399,617
United Bankshares, Inc.	19,344	719,790
United Community Banks, Inc.	30,385	952,570
United Overseas Bank Ltd.	5,500	147,705
Unity Bancorp, Inc.	3,917	191,424
Univest Financial Corp.	27,864	836,477
Valley National Bancorp(b)	29,216	309,690
Veritex Holdings, Inc.	4,583	153,668
Washington Trust Bancorp, Inc.	33,374	964,509
Wells Fargo & Co.	39,817	3,337,461
WesBanco, Inc.(b)	28,959	924,661
Western New England Bancorp, Inc.	9,494	114,023
Westpac Banking Corp.	13,543	348,933
Yes Bank Ltd.(a)	770,467	184,243
Zions Bancorp N.A.	1,610	91,094
		251,776,005
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,507	318,610
Brown-Forman Corp., Class A(b)	155	4,171
Carabao Group PCL, NVDR	190,200	321,582
China Resources Beer Holdings Co. Ltd.	300,500	1,057,274
Coca-Cola Co.	41,366	2,743,393
Constellation Brands, Inc., Class A(b)	2,474	333,174
Diageo PLC	7,641	182,831
Fomento Economico Mexicano SAB de CV	111,247	1,097,010
Keurig Dr. Pepper, Inc.	29,209	745,122
Monster Beverage Corp.(a)	32,885	2,213,489
National Beverage Corp.(a)	11,154	411,806
Primo Brands Corp.	33,784	746,626
Radico Khaitan Ltd.	21,747	707,082
Tsingtao Brewery Co. Ltd., Class H	120,000	816,547
Vita Coco Co., Inc.(a)	10,265	435,954
		12,134,671
Biotechnology — 3.0%
4D Molecular Therapeutics, Inc.(a)	18,463	160,443
89bio, Inc.(a)	10,381	152,601
AbbVie, Inc.	36,527	8,457,462
ACADIA Pharmaceuticals, Inc.(a)	39,429	841,415
Adaptimmune Therapeutics PLC, ADR(a)	8,118	1,055
ADMA Biologics, Inc.(a)	53,215	780,132
Affimed NV(a)	1,134	—
Agios Pharmaceuticals, Inc.(a)	12,115	486,296
Akebia Therapeutics, Inc.(a)	19,724	53,846
Akero Therapeutics, Inc.(a)	14,813	703,321
Alector, Inc.(a)	35,996	106,548
Alkermes PLC(a)	75,248	2,257,440
Allogene Therapeutics, Inc.(a)(b)	17,487	21,684
Alnylam Pharmaceuticals, Inc.(a)	811	369,816
Altimmune, Inc.(a)	25,129	94,736
ALX Oncology Holdings, Inc.(a)(b)	4,859	8,892
Amgen, Inc.	6,060	1,710,132
Amicus Therapeutics, Inc.(a)	108,163	852,324
AnaptysBio, Inc.(a)(b)	6,868	210,298
Anika Therapeutics, Inc.(a)(b)	8,681	81,601
Annexon, Inc.(a)	24,462	74,609

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Apellis Pharmaceuticals, Inc.(a)	11,709	$ 264,975
Apogee Therapeutics, Inc.(a)	7,142	283,752
Aprea Therapeutics, Inc.(a)	289	426
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)	3,538	290,470
Arcturus Therapeutics Holdings, Inc.(a)	10,213	188,226
Arcus Biosciences, Inc.(a)	27,178	369,621
Arcutis Biotherapeutics, Inc.(a)	12,792	241,129
Ardelyx, Inc.(a)	111,204	612,734
Arrowhead Pharmaceuticals, Inc.(a)	40,539	1,398,190
Ascendis Pharma A/S, ADR(a)	710	141,155
Astria Therapeutics, Inc.(a)	10,886	79,250
Atossa Therapeutics, Inc.(a)(b)	14,288	12,388
aTyr Pharma, Inc.(a)(b)	22,627	16,323
Avidity Biosciences, Inc.(a)	22,610	985,118
Beam Therapeutics, Inc.(a)(b)	18,543	450,039
BeOne Medicines Ltd., Class H(a)	70,800	1,889,170
BioCryst Pharmaceuticals, Inc.(a)(b)	119,393	906,193
Biohaven Ltd.(a)(b)	25,084	376,511
BioMarin Pharmaceutical, Inc.(a)	12,475	675,646
Black Diamond Therapeutics, Inc.(a)(b)	9,825	37,237
Bolt Biotherapeutics, Inc.(a)	89	473
Bridgebio Pharma, Inc.(a)(b)	49,420	2,566,875
CareDx, Inc.(a)	10,916	158,719
Caribou Biosciences, Inc.(a)(b)	14,057	32,753
Catalyst Pharmaceuticals, Inc.(a)	50,962	1,003,951
Celldex Therapeutics, Inc.(a)	32,122	830,996
Coherus Oncology, Inc.(a)(b)	57,013	93,501
Corvus Pharmaceuticals, Inc.(a)(b)	50,737	373,932
CRISPR Therapeutics AG(a)(b)	13,337	864,371
CSL Ltd.	2,766	363,857
Cytokinetics, Inc.(a)	31,161	1,712,609
Day One Biopharmaceuticals, Inc.(a)	114,401	806,527
Denali Therapeutics, Inc.(a)	49,182	714,123
Dyne Therapeutics, Inc.(a)	23,573	298,198
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	6,237
Editas Medicine, Inc.(a)	33,447	116,061
Exact Sciences Corp.(a)	4,215	230,603
Exagen, Inc.(a)(b)	3,652	40,135
Exelixis, Inc.(a)	19,020	785,526
Exicure, Inc.(a)	35	143
Fate Therapeutics, Inc.(a)	58,263	73,411
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	1,618	499,231
Geron Corp.(a)	72,071	98,737
Gilead Sciences, Inc.	20,099	2,230,989
GRAIL, Inc.(a)(b)	5,176	306,057
Heron Therapeutics, Inc.(a)	22,280	28,073
Hugel, Inc.(a)	4,086	877,980
Ideaya Biosciences, Inc.(a)	53,443	1,454,184
ImmunityBio, Inc.(a)(b)	34,824	85,667
Incyte Corp.(a)	8,865	751,841
InnoCare Pharma Ltd., Class H(a)(c)	207,000	498,168
Innovent Biologics, Inc.(a)(c)	169,500	2,110,466
Insmed, Inc.(a)	1,157	166,620
Intellia Therapeutics, Inc.(a)(b)	49,505	854,951
Ionis Pharmaceuticals, Inc.(a)	21,590	1,412,418
Iovance Biotherapeutics, Inc.(a)(b)	102,842	223,167
Ironwood Pharmaceuticals, Inc., Class A(a)	34,723	45,487
Janux Therapeutics, Inc.(a)	11,052	270,111
Karyopharm Therapeutics, Inc.(a)(b)	1,476	9,653
Keymed Biosciences, Inc.(a)(c)	50,500	482,517
Kineta, Inc.(a)(d)	347	—
Security	Shares	Value
Biotechnology (continued)
Kiniksa Pharmaceuticals International PLC(a)(b)	11,680	$ 453,534
Kodiak Sciences, Inc.(a)	12,329	201,826
Krystal Biotech, Inc.(a)	5,135	906,482
Kura Oncology, Inc.(a)	104,353	923,524
Kymera Therapeutics, Inc.(a)	15,573	881,432
Lyell Immunopharma, Inc.(a)	558	9,062
Madrigal Pharmaceuticals, Inc.(a)	4,896	2,245,599
MannKind Corp.(a)	150,326	807,251
Metsera, Inc.(a)	10,785	564,379
MiMedx Group, Inc.(a)	68,656	479,219
Mineralys Therapeutics, Inc.(a)	12,888	488,713
Mirum Pharmaceuticals, Inc.(a)	18,689	1,370,091
Moderna, Inc.(a)(b)	49,577	1,280,574
Myriad Genetics, Inc.(a)	22,390	161,880
Natera, Inc.(a)	13,165	2,119,170
Neurocrine Biosciences, Inc.(a)	1,461	205,095
NextCure, Inc.(a)	689	4,038
Nurix Therapeutics, Inc.(a)	23,202	214,386
Nuvalent, Inc., Class A(a)	3,249	280,973
Nymox Pharmaceutical Corp.(a)	5,685	333
ORIC Pharmaceuticals, Inc.(a)	24,470	293,640
Passage Bio, Inc.(a)	504	4,037
PharmaResearch Co. Ltd.	1,356	582,827
PMV Pharmaceuticals, Inc.(a)	16,133	22,586
Praxis Precision Medicines, Inc.(a)	10,143	537,579
Precigen, Inc.(a)(b)	4,797	15,782
Precision BioSciences, Inc.(a)(b)	387	2,136
Protagonist Therapeutics, Inc.(a)	7,404	491,848
Prothena Corp. PLC(a)	18,509	180,648
PTC Therapeutics, Inc.(a)	21,945	1,346,765
Puma Biotechnology, Inc.(a)	9,226	48,990
Quince Therapeutics, Inc.(a)	608	991
Recursion Pharmaceuticals, Inc., Class A(a)(b)	105,465	514,669
Regeneron Pharmaceuticals, Inc.	6,211	3,492,259
REGENXBIO, Inc.(a)(b)	63,809	615,757
Relay Therapeutics, Inc.(a)	84,539	441,294
Replimune Group, Inc.(a)(b)	16,236	68,029
Rezolute, Inc.(a)	11,374	106,916
Rhythm Pharmaceuticals, Inc.(a)	13,811	1,394,773
Rigel Pharmaceuticals, Inc.(a)(b)	6,631	187,856
Sana Biotechnology, Inc.(a)(b)	49,809	176,822
Sarepta Therapeutics, Inc.(a)(b)	15,964	307,626
Scholar Rock Holding Corp.(a)	20,657	769,267
Shattuck Labs, Inc.(a)	2,634	6,295
Soleno Therapeutics, Inc.(a)	14,806	1,000,886
Solid Biosciences, Inc.(a)	22,095	136,326
SQZ Biotechnologies Co.(a)	1,471	41
Syndax Pharmaceuticals, Inc.(a)	71,262	1,096,366
Syros Pharmaceuticals, Inc.(a)	870	—
TG Therapeutics, Inc.(a)	48,276	1,743,970
Tourmaline Bio, Inc.(a)	5,823	278,514
Travere Therapeutics, Inc.(a)	33,275	795,272
TuHURA Biosciences, Inc.(a)	64	159
Twist Bioscience Corp.(a)	37,431	1,053,308
Ultragenyx Pharmaceutical, Inc.(a)	37,923	1,140,724
United Therapeutics Corp.(a)	2,416	1,012,811
UNITY Biotechnology, Inc.(a)(b)(d)	517	29
UroGen Pharma Ltd.(a)(b)	17,034	339,828
Vanda Pharmaceuticals, Inc.(a)	94,971	473,905
Vaxcyte, Inc.(a)	35,718	1,286,562
Vera Therapeutics, Inc., Class A(a)	8,579	249,306
Veracyte, Inc.(a)	41,038	1,408,835
Vericel Corp.(a)	9,068	285,370
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	1,076	$ 421,405
Viking Therapeutics, Inc.(a)(b)	11,337	297,936
Vincerx Pharma, Inc.(a)	83	4
Vir Biotechnology, Inc.(a)	37,572	214,536
Voyager Therapeutics, Inc.(a)	88,328	412,492
Xencor, Inc.(a)	26,840	314,833
Zentalis Pharmaceuticals, Inc.(a)(b)	7,312	11,041
Zymeworks, Inc.(a)	27,484	469,427
		89,773,361
Broadline Retail — 2.9%
Alibaba Group Holding Ltd.	1,029,160	23,016,238
Amazon.com, Inc.(a)	195,517	42,929,668
Coupang, Inc., Class A(a)	44,590	1,435,798
Etsy, Inc.(a)	12,074	801,593
Groupon, Inc.(a)	16,111	376,192
JD.com, Inc., Class A	212,536	3,723,738
Kohl’s Corp.	47,316	727,247
Macy’s, Inc.	16,141	289,408
MercadoLibre, Inc.(a)	185	432,334
Naspers Ltd., N Shares	4,127	1,499,634
Next PLC	769	128,195
PDD Holdings, Inc., ADR(a)	41,901	5,538,055
Prosus NV	32,381	2,289,823
Savers Value Village, Inc.(a)	7,056	93,492
Sea Ltd., Class A, ADR(a)	10,420	1,862,367
Vipshop Holdings Ltd., ADR	64,781	1,272,299
Wesfarmers Ltd.	20,625	1,254,687
		87,670,768
Building Products — 0.4%
American Woodmark Corp.(a)	6,063	404,766
Apogee Enterprises, Inc.(b)	6,948	302,724
Armstrong World Industries, Inc.	5,904	1,157,243
AZZ, Inc.(b)	8,656	944,629
Cie de Saint-Gobain SA	422	45,724
Fortune Brands Innovations, Inc.(b)	2,150	114,789
Gibraltar Industries, Inc.(a)	15,579	978,361
Griffon Corp.	7,162	545,386
Hayward Holdings, Inc.(a)	231	3,493
Insteel Industries, Inc.	4,052	155,354
JELD-WEN Holding, Inc.(a)	32,052	157,375
Johnson Controls International PLC	9,282	1,020,556
Kingspan Group PLC	276	23,077
Masterbrand, Inc.(a)	11,252	148,189
Owens Corning	3,910	553,109
Quanex Building Products Corp.(b)	13,878	197,345
Resideo Technologies, Inc.(a)	52,829	2,281,156
Trane Technologies PLC(b)	4,721	1,992,073
UFP Industries, Inc.	2,408	225,124
Zurn Elkay Water Solutions Corp.(b)	31,404	1,476,930
		12,727,403
Capital Markets — 2.8%
3i Group PLC	23,405	1,290,152
Acadian Asset Management, Inc.	32,002	1,541,216
Ameriprise Financial, Inc.	4,750	2,333,438
Amundi SA(c)	2,681	213,071
ARES Management Corp., Class A	1,709	273,252
B3 SA - Brasil Bolsa Balcao	316,769	797,540
Banco BTG Pactual SA	97,491	884,009
BGC Group, Inc., Class A	98,231	929,265
Blackstone, Inc., Class A(b)	18,230	3,114,596
Security	Shares	Value
Capital Markets (continued)
Blue Owl Capital, Inc., Class A(b)	15,327	$ 259,486
Brookfield Asset Management Ltd., Class A	3,238	184,372
Brookfield Corp., Class A	2,765	189,718
Bullish(a)	16,953	1,078,380
Carlyle Group, Inc.(b)	1,583	99,254
Cboe Global Markets, Inc.	477	116,984
Charles Schwab Corp.	82,282	7,855,463
China International Capital Corp. Ltd., Class A	669,900	3,479,499
China International Capital Corp. Ltd., Class H(c)	104,800	286,757
CME Group, Inc., Class A	20,790	5,617,250
Cohen & Steers, Inc.(b)	2,363	155,036
Coinbase Global, Inc., Class A(a)	3,003	1,013,482
Daiwa Securities Group, Inc.	47,900	389,239
Deutsche Bank AG, Class N, Registered Shares	59,553	2,109,116
DigitalBridge Group, Inc., Class A(b)	21,841	255,540
Euronext NV(c)	2,403	359,757
Franklin Resources, Inc.	18,356	424,574
Futu Holdings Ltd., ADR(b)	2,280	396,515
GCM Grosvenor, Inc., Class A(b)	41,771	504,176
Goldman Sachs Group, Inc.	2,545	2,026,711
Hamilton Lane, Inc., Class A	4,399	592,941
HDFC Asset Management Co. Ltd.(c)	1,132	70,523
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,800	94,335
Hong Kong Exchanges & Clearing Ltd.	3,600	204,374
Houlihan Lokey, Inc., Class A	9,968	2,046,630
Huatai Securities Co. Ltd., Class A	837,300	2,564,509
Interactive Brokers Group, Inc., Class A	19,067	1,312,000
Intercontinental Exchange, Inc.	17,571	2,960,362
Invesco Ltd.	9,056	207,745
Janus Henderson Group PLC	37,688	1,677,493
Jefferies Financial Group, Inc.	20,253	1,324,951
Julius Baer Group Ltd., Class N	1,384	96,371
KKR & Co., Inc., Class A	5,204	676,260
London Stock Exchange Group PLC	2,889	331,319
Macquarie Group Ltd.	13,641	1,979,991
Marex Group PLC	14,016	471,218
MarketAxess Holdings, Inc.	6,827	1,189,605
Miami International Holdings, Inc.(a)(b)	6,269	252,390
Moelis & Co., Class A(b)	2,854	203,547
Moody’s Corp.	5,652	2,693,065
Morgan Stanley	55,699	8,853,913
MSCI, Inc., Class A(b)	958	543,579
Multi Commodity Exchange of India Ltd.	341	29,910
Nasdaq, Inc.	24,358	2,154,465
Nomura Holdings, Inc.	193,500	1,418,097
Patria Investments Ltd., Class A(b)	21,774	317,900
Piper Sandler Cos.(b)	2,859	992,044
PJT Partners, Inc., Class A	9,626	1,710,829
Robinhood Markets, Inc., Class A(a)	9,201	1,317,399
S&P Global, Inc.	3,571	1,738,041
Samsung Securities Co. Ltd.	16,774	858,223
Schroders PLC	9,566	48,543
Silvercrest Asset Management Group, Inc., Class A	17,170	270,428
St. James’s Place PLC	3,747	64,132
StepStone Group, Inc., Class A	15,476	1,010,738
StoneX Group, Inc.(a)	2,347	236,859
Tradeweb Markets, Inc., Class A	2,379	264,021
UBS Group AG, Registered Shares	55,644	2,287,722
Victory Capital Holdings, Inc., Class A	1,708	110,610

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	34,320	$ 1,218,360
XP, Inc., Class A	1,114	20,932
		84,594,222
Chemicals — 0.8%
AdvanSix, Inc.	14,649	283,898
Air Liquide SA	1,586	330,454
Alto Ingredients, Inc.(a)	10,259	11,080
Arkema SA	605	38,362
ASP Isotopes, Inc.(a)	9,269	89,168
Aspen Aerogels, Inc.(a)	7,427	51,692
Atul Ltd.	2,663	181,791
Avient Corp.(b)	14,328	472,108
Balchem Corp.	10,133	1,520,558
Berger Paints India Ltd.	55,705	323,003
Celanese Corp., Class A	8,790	369,883
Chambal Fertilisers and Chemicals Ltd.	48,736	280,343
Chemours Co.(b)	8,059	127,655
Corteva, Inc.(b)	86,630	5,858,787
Croda International PLC	1,292	47,094
Dongsung Finetec Co. Ltd.	15,594	337,786
Dow, Inc.(b)	3,071	70,418
DuPont de Nemours, Inc.(b)	14,682	1,143,728
Element Solutions, Inc.(b)	11,630	292,727
Fufeng Group Ltd.	1,160,000	1,303,597
Givaudan SA, Class N, Registered Shares	51	208,031
Hansol Chemical Co. Ltd.	882	131,577
Hawkins, Inc.	1,338	244,479
Huntsman Corp.	109,152	980,185
Ingevity Corp.(a)	3,760	207,514
Innospec, Inc.	5,103	393,748
Intrepid Potash, Inc.(a)	2,657	81,251
Johnson Matthey PLC	871	23,598
Koppers Holdings, Inc.(b)	8,690	243,320
Kumho Petrochemical Co. Ltd.	3,002	223,617
Linde PLC	3,128	1,485,800
Mativ Holdings, Inc.	51,792	585,768
Minerals Technologies, Inc.	11,153	692,824
Mosaic Co.	10,878	377,249
Navin Fluorine International Ltd.	8,676	451,494
Olin Corp.(b)	31,759	793,657
Orion SA	8,799	66,696
Perimeter Solutions, Inc.(a)	23,654	529,613
PhosAgro PJSC, GDR(a)(d)	62	1
Pidilite Industries Ltd.	12,924	213,626
PPG Industries, Inc.	5,499	578,000
PureCycle Technologies, Inc.(a)(b)	30,321	398,721
Rayonier Advanced Materials, Inc.(a)	10,710	77,326
Sasol Ltd.(a)	36,712	228,451
Saudi Basic Industries Corp.	17,360	284,920
Sensient Technologies Corp.	949	89,064
Solar Industries India Ltd.	2,834	425,690
SRF Ltd.	9,713	308,804
Stepan Co.	8,297	395,767
Tronox Holdings PLC	166,899	670,934
UPL Ltd.	33,785	249,422
		24,775,279
Commercial Services & Supplies — 0.7%
ACV Auctions, Inc., Class A(a)	47,476	470,487
BrightView Holdings, Inc.(a)	15,480	207,432
Brink’s Co.	1,386	161,968
CECO Environmental Corp.(a)	3,689	188,877
Cimpress PLC(a)(b)	5,279	332,788
Security	Shares	Value
Commercial Services & Supplies (continued)
Cintas Corp.	18,392	$ 3,775,142
Clean Harbors, Inc.(a)	631	146,531
Copart, Inc.(a)	27,300	1,227,681
CoreCivic, Inc.(a)(b)	44,550	906,592
Deluxe Corp.(b)	10,803	209,146
GEO Group, Inc.(a)	44,736	916,641
GFL Environmental, Inc.	7,505	355,702
Healthcare Services Group, Inc.(a)	42,533	715,830
Interface, Inc., Class A	11,145	322,536
Liquidity Services, Inc.(a)	9,854	270,295
MillerKnoll, Inc.	29,224	518,434
Montrose Environmental Group, Inc.(a)	15,366	421,950
MSA Safety, Inc.	124	21,337
OPENLANE, Inc.(a)	17,617	507,017
RB Global, Inc.	1,428	154,738
Republic Services, Inc.	16,008	3,673,516
Securitas AB, B Shares	6,379	96,151
Steelcase, Inc., Class A	41,026	705,647
UniFirst Corp.	1,877	313,816
Veralto Corp.	5,526	589,127
Waste Connections, Inc.	9,647	1,695,943
Waste Management, Inc.	12,834	2,834,132
		21,739,456
Communications Equipment — 1.2%
Accton Technology Corp.	53,000	1,832,804
ADTRAN Holdings, Inc.(a)	43,390	406,998
Applied Optoelectronics, Inc.(a)(b)	15,040	389,987
Arcadyan Technology Corp.	301,000	2,175,316
Arista Networks, Inc.(a)	51,420	7,492,408
Calix, Inc.(a)	41,209	2,528,996
Ciena Corp.(a)	3,219	468,912
Cisco Systems, Inc.	93,134	6,372,228
CommScope Holding Co., Inc.(a)	70,718	1,094,715
Extreme Networks, Inc.(a)	33,849	698,982
F5, Inc.(a)	566	182,926
Harmonic, Inc.(a)	58,264	593,128
Lumentum Holdings, Inc.(a)	9,940	1,617,337
Motorola Solutions, Inc.	10,666	4,877,455
NETGEAR, Inc.(a)	12,886	417,378
NetScout Systems, Inc.(a)	23,321	602,381
Sercomm Corp.	259,000	862,608
Ubiquiti, Inc.	221	145,988
Viasat, Inc.(a)	33,769	989,432
Viavi Solutions, Inc.(a)(b)	32,876	417,197
WNC Corp. /Taiwan	239,000	918,430
		35,085,606
Construction & Engineering — 1.4%
AECOM	4,766	621,820
Ameresco, Inc., Class A(a)(b)	3,338	112,090
API Group Corp.(a)	20,683	710,875
Arcosa, Inc.	4,488	420,571
Argan, Inc.(b)	4,038	1,090,462
Bouygues SA	1,014	45,735
Cemindia Projects Ltd.	18,811	171,633
Centuri Holdings, Inc.(a)	16,755	354,703
China State Construction Engineering Corp. Ltd., Class A	155,800	119,299
Comfort Systems USA, Inc.	5,808	4,792,645
Construction Partners, Inc., Class A(a)(b)	13,580	1,724,660
DL E&C Co. Ltd.	15,979	478,399
Dycom Industries, Inc.(a)	11,197	3,266,837
Eiffage SA	2,211	283,269
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Engineers India Ltd.	113,312	$ 246,487
Ferrovial SE	793	45,550
Fluor Corp.(a)	47,687	2,006,192
Granite Construction, Inc.(b)	1,387	152,085
GS Engineering & Construction Corp.	33,473	439,435
HDC Hyundai Development Co-Engineering & Construction, Class E	40,015	580,802
IES Holdings, Inc.(a)	1,053	418,726
IRB Infrastructure Developers Ltd.	125,732	58,359
KEC International Ltd.	24,134	237,639
Larsen & Toubro Ltd.	63,886	2,633,606
Larsen & Toubro Ltd., GDR, Registered Shares	882	36,605
MasTec, Inc.(a)	21,136	4,497,952
Matrix Service Co.(a)	8,589	112,344
MYR Group, Inc.(a)	3,102	645,309
NBCC India Ltd.	246,026	296,860
NCC Ltd./India	154,537	361,150
Obayashi Corp.	16,600	272,464
Primoris Services Corp.	20,513	2,817,050
Samsung E&A Co. Ltd.	172,893	3,305,120
Shimizu Corp.	17,600	247,241
Sinopec Engineering Group Co. Ltd., Class H	413,500	358,912
Sterling Infrastructure, Inc.(a)(b)	6,820	2,316,618
Sunway Construction Group BHD	492,700	709,368
Tutor Perini Corp.(a)	24,161	1,584,720
United Integrated Services Co. Ltd.	50,000	1,476,985
Vinci SA	6,125	851,203
Worley Ltd.	23,510	218,407
		41,120,187
Construction Materials — 0.1%
Dalmia Bharat Ltd.	37,504	940,993
James Hardie Industries PLC(a)	1,601	30,755
JK Cement Ltd.	13,506	957,992
Shree Cement Ltd.	1,588	523,574
U.S. Lime & Minerals, Inc.	6,187	813,900
UltraTech Cement Ltd.	7,680	1,057,487
		4,324,701
Consumer Finance — 0.9%
Ally Financial, Inc.	87,408	3,426,394
American Express Co.(b)	13,100	4,351,296
Bajaj Finance Ltd.	170,077	1,913,618
Capital One Financial Corp.	3,081	654,959
Dave, Inc., Class A(a)	1,867	372,186
Encore Capital Group, Inc.(a)	19,708	822,612
Enova International, Inc.(a)	19,496	2,243,795
EZCORP, Inc., Class A(a)	52,423	998,134
Figure Technology Solutions, Inc., Class A(a)(b)	9,650	350,970
FirstCash Holdings, Inc.	7,110	1,126,366
Gentera SAB de CV	978,976	2,538,650
Green Dot Corp., Class A(a)	13,631	183,064
Isracard Ltd.	1	4
Krungthai Card PCL, NVDR	287,600	266,006
LendingClub Corp.(a)	38,590	586,182
LendingTree, Inc.(a)	6,545	423,658
Muthoot Finance Ltd.	1,660	57,405
Navient Corp.(b)	17,388	228,652
OneMain Holdings, Inc.(b)	45,790	2,585,303
Oportun Financial Corp.(a)	7,055	43,529
PRA Group, Inc.(a)	35,965	555,300
Security	Shares	Value
Consumer Finance (continued)
Regional Management Corp.	16,802	$ 654,606
Upstart Holdings, Inc.(a)(b)	27,501	1,397,051
World Acceptance Corp.(a)	886	149,858
		25,929,598
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	13,443	535,166
BJ’s Wholesale Club Holdings, Inc.(a)	4,807	448,253
Carrefour SA	3,681	55,785
Casey’s General Stores, Inc.	1,015	573,800
Chefs’ Warehouse, Inc.(a)	4,192	244,519
Coles Group Ltd.	21,135	325,327
Conn’s, Inc.(a)(d)	7,119	—
Costco Wholesale Corp.	15,105	13,981,641
CP ALL PCL, NVDR	431,500	628,934
Dollar General Corp.	14,842	1,533,921
Dollar Tree, Inc.(a)	7,416	699,848
E-MART, Inc.	19,521	1,051,005
Grocery Outlet Holding Corp.(a)	13,703	219,933
Guardian Pharmacy Services, Inc., Class A(a)	7,310	191,741
J Sainsbury PLC	90,888	408,653
JD Health International, Inc.(a)(c)	25,100	213,726
Kesko OYJ, B Shares	8,018	170,638
Koninklijke Ahold Delhaize NV	2,684	108,607
Kroger Co.	25,068	1,689,834
Loblaw Cos. Ltd.	10,194	394,297
Marks & Spencer Group PLC	28,784	141,218
Ocado Group PLC(a)	2,725	8,278
Performance Food Group Co.(a)	4,156	432,390
PriceSmart, Inc.(b)	5,220	632,612
Raia Drogasil SA	154,626	535,152
Sendas Distribuidora SA	229,055	409,284
Seven & i Holdings Co. Ltd.	19,800	265,685
Shoprite Holdings Ltd.	8,882	140,924
Sprouts Farmers Market, Inc.(a)	27,579	3,000,595
Sysco Corp.	23,638	1,946,353
Target Corp.(b)	16,395	1,470,631
Tesco PLC	164,449	985,655
U.S. Foods Holding Corp.(a)	1,494	114,470
United Natural Foods, Inc.(a)	33,768	1,270,352
Wal-Mart de Mexico SAB de CV	565,443	1,746,641
Walmart, Inc.	166,631	17,172,991
		53,748,859
Containers & Packaging — 0.0%
Crown Holdings, Inc.	836	80,749
Greif, Inc., Class A(b)	6,855	409,655
Myers Industries, Inc.	16,201	274,445
O-I Glass, Inc.(a)	18,744	243,110
Smurfit WestRock PLC(b)	3,663	155,934
		1,163,893
Distributors(b) — 0.0%
A-Mark Precious Metals, Inc.	4,950	128,057
GigaCloud Technology, Inc., Class A(a)	10,940	310,696
		438,753
Diversified Consumer Services — 0.5%
ADT, Inc.	444	3,867
Adtalem Global Education, Inc.(a)	9,230	1,425,573
American Public Education, Inc.(a)	4,486	177,062
Bright Horizons Family Solutions, Inc.(a)	8,503	923,171
Carriage Services, Inc.	3,050	135,847

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
China East Education Holdings Ltd.(c)	74,500	$ 73,134
Cogna Educacao SA	763,014	478,833
Coursera, Inc.(a)	70,149	821,445
Duolingo, Inc., Class A(a)	1,869	601,519
Frontdoor, Inc.(a)	26,144	1,759,230
Grand Canyon Education, Inc.(a)	911	199,983
Laureate Education, Inc., Class A(a)	64,759	2,042,499
Lincoln Educational Services Corp.(a)	4,559	107,137
New Oriental Education & Technology Group, Inc.(a)	100,400	535,893
OneSpaWorld Holdings Ltd.	20,381	430,854
Perdoceo Education Corp.	15,938	600,225
Strategic Education, Inc.(b)	7,690	661,417
Stride, Inc.(a)	14,430	2,149,204
TAL Education Group, ADR(a)	31,740	355,488
Udemy, Inc.(a)	31,166	218,474
Universal Technical Institute, Inc.(a)	20,534	668,382
YDUQS Participacoes SA	225,355	547,059
		14,916,296
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	95,739	1,741,492
Alpine Income Property Trust, Inc.	16,833	238,524
American Assets Trust, Inc.	27,594	560,710
Armada Hoffler Properties, Inc.	20,251	141,960
British Land Co. PLC	6,441	30,285
Essential Properties Realty Trust, Inc.(b)	62,207	1,851,280
Gladstone Commercial Corp.	23,565	290,321
Land Securities Group PLC	3,870	30,354
Mirvac Group	122,110	183,371
		5,068,297
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	19,840	560,282
ATN International, Inc.	7,765	116,242
Bandwidth, Inc., Class A(a)	21,538	359,038
Chunghwa Telecom Co. Ltd.	501,000	2,193,100
Chunghwa Telecom Co. Ltd., ADR	1,026	44,754
Cogent Communications Holdings, Inc.(b)	12,646	484,974
Deutsche Telekom AG, Class N, Registered Shares	32,094	1,093,425
Frontier Communications Parent, Inc.(a)	2,087	77,949
GCI Liberty, Inc., Class A, Class A(a)	11	413
Globalstar, Inc.(a)(b)	9,152	333,041
IDT Corp., Class B	10,194	533,248
Indus Towers Ltd.(a)	11,395	43,997
Iridium Communications, Inc.(b)	12,008	209,660
Koninklijke KPN NV	42,898	205,891
KT Corp.	3	108
KT Corp., ADR(b)	116,906	2,279,667
Liberty Latin America Ltd., Class A(a)	11,173	92,624
Lumen Technologies, Inc.(a)	259,607	1,588,795
NTT, Inc.	712,800	745,105
Ooredoo QPSC	37,774	141,728
Orange SA	17,280	280,299
Singapore Telecommunications Ltd.	444,100	1,419,817
Turk Telekomunikasyon A/S, Class A(a)(b)	1,049,126	1,282,300
Verizon Communications, Inc.	8,804	386,936
		14,473,393
Electric Utilities — 0.8%
Acciona SA	175	35,164
CESC Ltd.	103,905	189,633
Constellation Energy Corp.	2,013	662,418
Edison International	49,516	2,737,245
EDP SA	86,306	409,605
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	38,924	$ 3,627,328
Genie Energy Ltd., Class B	24,709	369,400
Iberdrola SA	47,569	900,450
Kansai Electric Power Co., Inc.	29,700	424,824
Korea Electric Power Corp.	16,177	417,379
NextEra Energy, Inc.	18,709	1,412,342
NRG Energy, Inc.	7,407	1,199,564
Oklo, Inc., Class A(a)(b)	26,986	3,012,447
PG&E Corp.	117,839	1,777,012
Portland General Electric Co.	41,927	1,844,788
Power Grid Corp. of India Ltd.	257,337	811,882
Saudi Electricity Co.	320,602	1,298,583
SSE PLC	6,051	141,930
Tauron Polska Energia SA(a)	256,200	641,222
Tenaga Nasional Bhd	756,400	2,377,790
Terna - Rete Elettrica Nazionale	4,347	44,115
TXNM Energy, Inc.	18,871	1,067,155
		25,402,276
Electrical Equipment — 1.1%
ABB Ltd., Class N, Registered Shares	34,241	2,477,792
Allient, Inc.	6,661	298,080
American Superconductor Corp.(a)	14,467	859,195
AMETEK, Inc.	11,753	2,209,564
Amprius Technologies, Inc.(a)	15,581	163,912
Array Technologies, Inc.(a)(b)	21,593	175,983
Atkore, Inc.(b)	12,896	809,095
Bizlink Holding, Inc.	30,158	1,028,334
Bloom Energy Corp., Class A(a)	60,360	5,104,645
Contemporary Amperex Technology Co. Ltd., Class A	16,600	940,162
Contemporary Amperex Technology Co. Ltd., Class H	17,700	1,302,987
Doosan Enerbility Co. Ltd.(a)	3,894	174,011
Eaton Corp. PLC(b)	1,949	729,413
EnerSys	1,858	209,880
Enovix Corp.(a)(b)	37,044	369,329
Eos Energy Enterprises, Inc., Class A(a)(b)	43,439	494,770
GE Vernova T&D India Ltd.	19,417	647,425
GE Vernova, Inc.	2,746	1,688,515
Graphite India Ltd.	5,372	33,597
Harbin Electric Co. Ltd., Class H	60,000	90,562
Legrand SA	696	115,648
NANO Nuclear Energy, Inc.(a)(b)	3,193	123,122
NEXTracker, Inc., Class A(a)	43,504	3,218,861
NuScale Power Corp., Class A(a)(b)	35,074	1,262,664
Plug Power, Inc.(a)(b)	188,626	439,499
Powell Industries, Inc.	1,431	436,183
Regal Rexnord Corp.(b)	1,012	145,161
Riyadh Cables Group Co.	14,940	505,941
Rockwell Automation, Inc.	2,885	1,008,394
Schneider Electric SE	2,415	679,756
Shoals Technologies Group, Inc., Class A(a)	24,891	184,442
Siemens Energy AG(a)	17,838	2,097,376
Sunrun, Inc.(a)	63,533	1,098,486
Thermon Group Holdings, Inc.(a)	2,906	77,648
Vicor Corp.(a)	13,183	655,459
Voltamp Transformers Ltd.	1,004	81,828
		31,937,719
Electronic Equipment, Instruments & Components — 1.9%
Advanced Energy Industries, Inc.	10,629	1,808,418
Aeva Technologies, Inc.(a)	6,241	90,494
Amphenol Corp., Class A	29,633	3,667,084
Arlo Technologies, Inc.(a)	30,229	512,381
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)	1,643	$ 198,803
Badger Meter, Inc.(b)	9,048	1,615,792
Belden, Inc.	2,309	277,703
Benchmark Electronics, Inc.	12,863	495,869
BOE Technology Group Co. Ltd., Class A	3,573,800	2,089,463
Cognex Corp.	11,286	511,256
Coherent Corp.(a)	2,990	322,083
Crane NXT Co.(b)	160	10,731
CTS Corp.	9,889	394,967
Delta Electronics Thailand PCL, NVDR	158,700	779,006
Delta Electronics, Inc.	211,000	5,943,889
ePlus, Inc.(b)	1,838	130,516
Evolv Technologies Holdings, Inc., Class A(a)	27,391	206,802
Fabrinet(a)	10,099	3,682,297
Flex Ltd.(a)	46,546	2,698,272
Halma PLC	13,166	612,887
Hexagon AB, B shares	20,724	247,303
Hon Hai Precision Industry Co. Ltd.	993,000	7,090,159
Insight Enterprises, Inc.(a)	9,614	1,090,324
Itron, Inc.(a)	4,306	536,355
Jabil, Inc.	2,378	516,430
Keysight Technologies, Inc.(a)	3,453	603,999
Kimball Electronics, Inc.(a)	20,995	626,911
Knowles Corp.(a)	21,535	501,981
Kyocera Corp.	24,300	326,439
LG Innotek Co. Ltd.	9,859	1,323,081
Methode Electronics, Inc.	36,515	275,688
Mirion Technologies, Inc., Class A(a)	48,712	1,133,041
Murata Manufacturing Co. Ltd.	37,000	702,410
nLight, Inc.(a)	30,393	900,544
Novanta, Inc.(a)	3,384	338,908
OSI Systems, Inc.(a)	3,999	996,711
Ouster, Inc.(a)	19,216	519,793
PC Connection, Inc.	12,526	776,487
Plexus Corp.(a)	9,746	1,410,149
Primax Electronics Ltd.	530,000	1,371,002
Red Cat Holdings, Inc.(a)(b)	8,970	92,839
Rogers Corp.(a)	4,762	383,150
Sanmina Corp.(a)	12,743	1,466,847
ScanSource, Inc.(a)	13,491	593,469
TE Connectivity PLC	3,232	709,521
Teledyne Technologies, Inc.(a)	1,515	887,850
Tripod Technology Corp.	231,000	2,286,218
TTM Technologies, Inc.(a)	38,613	2,224,109
Vishay Precision Group, Inc.(a)	2,586	82,881
Zebra Technologies Corp., Class A(a)	685	203,555
		56,266,867
Energy Equipment & Services — 0.4%
Archrock, Inc.(b)	53,377	1,404,349
Aris Water Solutions, Inc., Class A	15,619	385,164
Borr Drilling Ltd.(b)	127,415	342,746
Bristow Group, Inc.(a)	8,507	306,933
Expro Group Holdings NV(a)	22,006	261,431
Helix Energy Solutions Group, Inc.(a)	57,754	378,866
Kodiak Gas Services, Inc.(b)	18,047	667,198
Liberty Energy, Inc., Class A(b)	40,810	503,595
Noble Corp. PLC(b)	40,894	1,156,482
Oceaneering International, Inc.(a)	47,056	1,166,048
Oil States International, Inc.(a)	109,145	661,419
Patterson-UTI Energy, Inc.	111,703	578,621
ProPetro Holding Corp.(a)	75,137	393,718
Security	Shares	Value
Energy Equipment & Services (continued)
RPC, Inc.(b)	59,013	$ 280,902
Schlumberger NV	18,997	652,927
Seadrill Ltd.(a)	6,713	202,800
Smart Sand, Inc.	600	1,284
Solaris Energy Infrastructure, Inc., Class A(b)	7,344	293,540
Tidewater, Inc.(a)	10,524	561,245
Transocean Ltd.(a)	555,786	1,734,052
		11,933,320
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)	93,459	271,031
Cinemark Holdings, Inc.	15,897	445,434
CJ ENM Co. Ltd.(a)	11,213	568,564
Eros Media World PLC, Class A(a)	1,711	—
Eventbrite, Inc., Class A(a)	18,127	45,680
Gaia, Inc., Class A(a)	4,615	27,321
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	6,761
Liberty Media Corp.-Liberty Live, Class A(a)	3	283
Liberty Media Corp.-Liberty Live, Class C(a)	202	19,588
Lionsgate Studios Corp.(a)	102,912	710,093
Madison Square Garden Entertainment Corp., Class A(a)	2,508	113,462
Marcus Corp.	27,269	422,942
NCSoft Corp.	5,003	770,780
NetEase, Inc.	122,355	3,716,207
Netflix, Inc.(a)	9,248	11,087,612
Netmarble Corp.(c)	13,482	593,554
Playtika Holding Corp.(b)	19,918	77,481
PVR Inox Ltd.(a)	77,059	933,198
ROBLOX Corp., Class A(a)	8,679	1,202,215
Roku, Inc., Class A(a)	12,009	1,202,461
Spotify Technology SA(a)	4,372	3,051,656
Starz Entertainment Corp.(a)(b)	2,066	30,432
Take-Two Interactive Software, Inc.(a)	2,961	765,004
Tencent Music Entertainment Group, ADR	50,864	1,187,166
Walt Disney Co.	23,628	2,705,406
		29,954,331
Financial Services — 2.3%
Affirm Holdings, Inc., Class A(a)	5,826	425,764
Alerus Financial Corp.(b)	14,680	325,015
Apollo Global Management, Inc.(b)	3,412	454,717
Bajaj Finserv Ltd.	27,687	625,545
Bajaj Holdings & Investment Ltd.	283	39,039
Banco Latinoamericano de Comercio Exterior SA(b)	17,094	785,811
Berkshire Hathaway, Inc., Class B(a)	31,454	15,813,184
Block, Inc., Class A(a)	6,200	448,074
Burford Capital Ltd.(b)	13,343	159,582
Essent Group Ltd.	41,844	2,659,605
EVERTEC, Inc.	30,429	1,027,892
Fidelity National Information Services, Inc.	27,531	1,815,394
FirstRand Ltd.	1,016,483	4,570,296
Fiserv, Inc.(a)	13,205	1,702,521
Flywire Corp.(a)	15,872	214,907
Global Payments, Inc.	14,916	1,239,221
Groupe Bruxelles Lambert NV	7,561	677,837
HA Sustainable Infrastructure Capital, Inc.(b)	17,432	535,162
International Money Express, Inc.(a)	16,352	228,437
Klarna Group PLC(a)(b)	2,590	94,924
L&T Finance Ltd.	180,295	506,040
M&G PLC	13,903	47,414
Mastercard, Inc., Class A	15,933	9,062,850
MGIC Investment Corp.(b)	14,282	405,180

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Mr. Cooper Group, Inc.	284	$ 59,864
NewtekOne, Inc.(b)	5,096	58,349
NMI Holdings, Inc., Class A(a)	66,566	2,552,141
One 97 Communications Ltd.(a)	21,410	271,190
ORIX Corp.	67,100	1,761,105
Pagseguro Digital Ltd., Class A(b)	74,388	743,880
PayPal Holdings, Inc.(a)	3,390	227,333
Power Finance Corp. Ltd.	74,047	341,940
Radian Group, Inc.	10,456	378,716
REC Ltd.	70,250	294,696
Remitly Global, Inc.(a)	96,666	1,575,656
Repay Holdings Corp., Class A(a)	12,378	64,737
Sezzle, Inc.(a)(b)	2,549	202,722
Sofina SA	1,313	388,221
StoneCo Ltd., Class A(a)	59,135	1,118,243
Toast, Inc., Class A(a)	6,818	248,925
UWM Holdings Corp., Class A(b)	294	1,791
Velocity Financial, Inc.(a)	32,825	595,446
Visa, Inc., A Shares	37,723	12,877,878
Voya Financial, Inc.	5,203	389,184
Walker & Dunlop, Inc.	2,307	192,911
Waterstone Financial, Inc.	24,206	377,614
		68,586,953
Food Products — 0.4%
AVI Ltd.	68,342	391,453
Cal-Maine Foods, Inc.(b)	14,090	1,325,869
Chocoladefabriken Lindt & Spruengli AG	11	168,176
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	150,471
Danone SA	6,756	588,672
Dole PLC	9,950	133,728
Hain Celestial Group, Inc.(a)	22,306	35,244
Hershey Co.	1,360	254,388
John B Sanfilippo & Son, Inc.	4,526	290,931
Kellanova	3,321	272,388
Kerry Group PLC, Class A	317	28,618
Marico Ltd.	47,720	375,024
Marzetti Co.	6,246	1,079,246
Mission Produce, Inc.(a)	19,702	236,818
Muyuan Foods Co. Ltd., Class A	77,800	579,334
Nestle SA, Class N, Registered Shares	4,029	370,004
Sao Martinho SA	129,021	420,838
Seaboard Corp.	1	3,647
Simply Good Foods Co.(a)	3,970	98,535
Smithfield Foods, Inc.	7,839	184,060
SunOpta, Inc.(a)	27,979	163,957
Thai Union Group PCL, NVDR	896,500	354,298
Tiger Brands Ltd.	22,301	398,706
Tingyi Cayman Islands Holding Corp.	608,000	812,213
TreeHouse Foods, Inc.(a)	8,906	179,990
Uni-President China Holdings Ltd.	1,835,000	1,939,225
Utz Brands, Inc., Class A(b)	18,210	221,252
Vital Farms, Inc.(a)	8,387	345,125
		11,402,210
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	43,820	1,801,428
GAIL India Ltd.	123,601	245,446
Indraprastha Gas Ltd.	94,532	222,142
Mahanagar Gas Ltd.	16,860	246,141
National Fuel Gas Co.(b)	5,181	478,569
New Jersey Resources Corp.	63,787	3,071,344
Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.(b)	23,041	$ 1,864,938
Southwest Gas Holdings, Inc.	13,439	1,052,811
		8,982,819
Ground Transportation — 0.2%
ArcBest Corp.(b)	5,970	417,124
Covenant Logistics Group, Inc., Class A	17,607	381,368
Heartland Express, Inc.	9,981	83,641
Lyft, Inc., Class A(a)	19,057	419,444
RXO, Inc.(a)	44,195	679,719
Schneider National, Inc., Class B(b)	178	3,766
TFI International, Inc.	2,524	222,131
Uber Technologies, Inc.(a)	13,613	1,333,666
Union Pacific Corp.	15,003	3,546,259
		7,087,118
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.(a)	53,847	89,924
Align Technology, Inc.(a)	1,077	134,862
Alphatec Holdings, Inc.(a)	34,590	502,939
AngioDynamics, Inc.(a)	30,135	336,608
AtriCure, Inc.(a)	11,210	395,153
Boston Scientific Corp.(a)	51,041	4,983,133
Cerus Corp.(a)	382,090	607,523
ClearPoint Neuro, Inc.(a)(b)	9,694	211,232
DENTSPLY SIRONA, Inc.	38,726	491,433
Dexcom, Inc.(a)	7,264	488,795
Edwards Lifesciences Corp.(a)	6,826	530,858
Embecta Corp.(b)	5,967	84,194
Enovis Corp.(a)	17,549	532,437
Envista Holdings Corp.(a)	14,700	299,439
Glaukos Corp.(a)	7,086	577,863
Haemonetics Corp.(a)	12,415	605,107
Hologic, Inc.(a)	725	48,930
Insulet Corp.(a)	3,433	1,059,870
Integer Holdings Corp.(a)	1,408	145,489
Intuitive Surgical, Inc.(a)	6,262	2,800,554
iRadimed Corp.	10,448	743,480
iRhythm Technologies, Inc.(a)	11,192	1,924,912
Lantheus Holdings, Inc.(a)	12,526	642,459
LeMaitre Vascular, Inc.(b)	8,592	751,886
LivaNova PLC(a)	16,814	880,717
Medtronic PLC	22,555	2,148,138
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	65,090	371,664
NeuroPace, Inc.(a)	20,048	206,695
Novocure Ltd.(a)	77,438	1,000,499
Omnicell, Inc.(a)	20,702	630,376
OraSure Technologies, Inc.(a)	21,676	69,580
Orthofix Medical, Inc.(a)	7,510	109,946
Penumbra, Inc.(a)	969	245,467
PROCEPT BioRobotics Corp.(a)(b)	10,802	385,523
Pulmonx Corp.(a)	5,803	9,401
QuidelOrtho Corp.(a)	5,464	160,915
RxSight, Inc.(a)	15,676	140,927
SI-BONE, Inc.(a)	22,759	335,012
Smith & Nephew PLC	2,971	53,886
STERIS PLC	1,848	457,269
Stryker Corp.	4,132	1,527,476
Surmodics, Inc.(a)	3,539	105,781
Tandem Diabetes Care, Inc.(a)	39,736	482,395
TransMedics Group, Inc.(a)	11,977	1,343,819
Treace Medical Concepts, Inc.(a)	19,239	129,094
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.(a)	1,001	$ 199,800
Varex Imaging Corp.(a)	40,064	496,794
		30,480,254
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	7,301	180,773
AdaptHealth Corp.(a)	26,949	241,194
Addus HomeCare Corp.(a)(b)	4,865	574,021
agilon health, Inc.(a)	98,064	101,006
Alignment Healthcare, Inc.(a)	49,557	864,770
AMN Healthcare Services, Inc.(a)	7,633	147,775
Apollo Hospitals Enterprise Ltd.	8,674	724,328
Ardent Health, Inc.(a)(b)	6,468	85,701
Astrana Health, Inc.(a)	2,338	66,282
Aveanna Healthcare Holdings, Inc.(a)	55,429	491,655
BrightSpring Health Services, Inc.(a)(b)	29,278	865,458
Brookdale Senior Living, Inc.(a)	44,064	373,222
Cardinal Health, Inc.	34,453	5,407,743
Castle Biosciences, Inc.(a)	16,251	370,035
Cencora, Inc.	4,713	1,472,954
Centene Corp.(a)	54,011	1,927,113
Centogene NV(a)	910	87
Cigna Group	13,860	3,995,145
Concentra Group Holdings Parent, Inc.(b)	37,956	794,419
CorVel Corp.(a)	12,062	933,840
Cross Country Healthcare, Inc.(a)	8,347	118,527
CVS Health Corp.	15,412	1,161,911
Dr. Lal PathLabs Ltd.(c)	17,564	618,401
Elevance Health, Inc.	6,707	2,167,166
Encompass Health Corp.	19,482	2,474,604
Enhabit, Inc.(a)	32,345	259,083
Ensign Group, Inc.(b)	10,539	1,820,823
Fortis Healthcare Ltd.	142,529	1,558,394
Fresenius Medical Care AG	2,212	116,877
Fulgent Genetics, Inc.(a)	23,208	524,501
GeneDx Holdings Corp., Class A(a)	5,455	587,722
Global Health Ltd.	15,393	227,539
Guardant Health, Inc.(a)	46,681	2,916,629
HCA Healthcare, Inc.	3,540	1,508,748
HealthEquity, Inc.(a)	21,212	2,010,261
Hims & Hers Health, Inc., Class A(a)(b)	51,810	2,938,663
Hinge Health, Inc., Class A(a)	3,770	185,032
Humana, Inc.	1,384	360,075
Labcorp Holdings, Inc.	1,554	446,091
LifeStance Health Group, Inc.(a)	121,648	669,064
McKesson Corp.	4,338	3,351,279
Middle East Healthcare Co.	25,810	394,042
Molina Healthcare, Inc.(a)	2,711	518,777
National HealthCare Corp.(b)	3,985	484,217
NeoGenomics, Inc.(a)	30,935	238,818
Option Care Health, Inc.(a)	38,276	1,062,542
PACS Group, Inc.(a)	15,614	214,380
Pediatrix Medical Group, Inc.(a)	33,765	565,564
Pennant Group, Inc.(a)	13,086	330,029
Privia Health Group, Inc.(a)	80,915	2,014,784
Progyny, Inc.(a)	67,972	1,462,757
RadNet, Inc.(a)	12,578	958,569
Select Medical Holdings Corp.	72,432	930,027
Sonic Healthcare Ltd.	20,383	288,702
Surgery Partners, Inc.(a)	8,764	189,653
Tenet Healthcare Corp.(a)	7,476	1,517,927
U.S. Physical Therapy, Inc.(b)	2,712	230,384
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	21,147	$ 7,302,059
Universal Health Services, Inc., Class B	4,182	854,968
Viemed Healthcare, Inc.(a)	86,492	587,281
		65,784,391
Health Care REITs — 0.2%
American Healthcare REIT, Inc.	30,862	1,296,513
CareTrust REIT, Inc.(b)	33,029	1,145,446
Diversified Healthcare Trust	135,861	599,147
National Health Investors, Inc.	1,693	134,594
Omega Healthcare Investors, Inc.(b)	2,320	97,950
Sabra Health Care REIT, Inc.(b)	36,397	678,440
Universal Health Realty Income Trust	4,404	172,505
Ventas, Inc.	14,756	1,032,772
Welltower, Inc.	1,710	304,619
		5,461,986
Health Care Technology — 0.2%
Certara, Inc.(a)	381	4,656
Doximity, Inc., Class A(a)	20,065	1,467,755
Evolent Health, Inc., Class A(a)	26,135	221,102
Health Catalyst, Inc.(a)(b)	35,945	102,443
Phreesia, Inc.(a)	41,250	970,200
Pro Medicus Ltd.	3,575	727,854
Schrodinger, Inc./United States(a)	42,227	847,074
Teladoc Health, Inc.(a)(b)	55,391	428,172
TruBridge, Inc.(a)	1,930	38,928
Veeva Systems, Inc., Class A(a)	1,283	382,219
Waystar Holding Corp.(a)	35,284	1,337,969
		6,528,372
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(b)	17,335	208,193
Braemar Hotels & Resorts, Inc.(b)	44,964	122,752
Chatham Lodging Trust	91,317	612,737
DiamondRock Hospitality Co.(b)	64,623	514,399
Park Hotels & Resorts, Inc.(b)	740	8,199
RLJ Lodging Trust(b)	96,484	694,685
		2,160,965
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	17,951	198,718
Accor SA	1,032	49,031
Airbnb, Inc., Class A(a)	25,429	3,087,589
Alsea SAB de C.V.(a)	192,111	638,534
Aristocrat Leisure Ltd.	43,027	1,991,868
Black Rock Coffee Bar, Inc., Class A(a)(b)	10,977	261,911
Booking Holdings, Inc.	920	4,967,328
Brinker International, Inc.(a)	15,389	1,949,479
Caesars Entertainment, Inc.(a)	43,609	1,178,533
Carnival Corp.(a)	19,652	568,139
Century Casinos, Inc.(a)	2,761	7,206
Chipotle Mexican Grill, Inc.(a)	50,108	1,963,732
Compass Group PLC	4,090	139,411
Darden Restaurants, Inc.	6,581	1,252,759
DoorDash, Inc., Class A(a)	4,424	1,203,284
Dutch Bros, Inc., Class A(a)	20,300	1,062,502
El Pollo Loco Holdings, Inc.(a)	10,547	102,306
Entain PLC	4,110	48,574
FDJ UNITED, Class A	439	14,721
Galaxy Entertainment Group Ltd.	75,000	412,377
Genius Sports Ltd.(a)	46,977	581,575
Golden Entertainment, Inc.(b)	3,382	79,748
InterContinental Hotels Group PLC	794	96,003

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	1,718	$ 92,411
Life Time Group Holdings, Inc.(a)	54,578	1,506,353
Lindblad Expeditions Holdings, Inc.(a)	12,879	164,851
Marriott Vacations Worldwide Corp.	1,706	113,551
McDonald’s Corp.	11,882	3,610,821
Meituan, Class B(a)(c)	404,360	5,401,749
Monarch Casino & Resort, Inc.	2,671	282,699
OPAP SA, Class R	87,978	2,052,385
Papa John’s International, Inc.(b)	4,455	214,508
Planet Fitness, Inc., Class A(a)	6,084	631,519
Potbelly Corp.(a)	9,554	162,800
Red Rock Resorts, Inc., Class A	15,031	917,793
Restaurant Brands International, Inc.	2,357	151,178
Rush Street Interactive, Inc., Class A(a)	72,102	1,476,649
Serve Robotics, Inc.(a)(b)	10,105	117,521
Shake Shack, Inc., Class A(a)	11,911	1,114,989
Six Flags Entertainment Corp.(a)	6,958	158,086
Super Group SGHC Ltd.	30,624	404,237
Sweetgreen, Inc., Class A(a)	16,069	128,231
Texas Roadhouse, Inc.	3,206	532,677
Travel & Leisure Co.	399	23,736
Trip.com Group Ltd.	37,396	2,836,021
Viking Holdings Ltd.(a)	6,195	385,081
Whitbread PLC	3,035	131,677
Yum China Holdings, Inc.	11,270	493,174
		44,960,025
Household Durables — 1.1%
Arcelik A/S, Class A(a)	16,216	49,405
Barratt Redrow PLC	4,136	21,760
Beazer Homes USA, Inc.(a)	18,339	450,222
Berkeley Group Holdings PLC	684	35,353
Cavco Industries, Inc.(a)	401	232,873
Century Communities, Inc.	30,144	1,910,225
Champion Homes, Inc.(a)	15,926	1,216,269
Dixon Technologies India Ltd.	1,234	226,807
DR Horton, Inc.(b)	4,908	831,759
Ethan Allen Interiors, Inc.	7,144	210,462
Garmin Ltd.	6,498	1,599,938
Green Brick Partners, Inc.(a)	6,061	447,665
Haier Smart Home Co. Ltd., Class A	144,100	513,362
Haier Smart Home Co. Ltd., Class H	178,400	578,765
Hovnanian Enterprises, Inc., Class A(a)	508	65,273
Installed Building Products, Inc.(b)	3,310	816,445
KB Home(b)	1,789	113,852
Leggett & Platt, Inc.	54,251	481,749
Lennar Corp., B Shares	47	5,640
Lennar Corp., Class A	4,857	612,176
LGI Homes, Inc.(a)	6,194	320,292
Lovesac Co.(a)	5,820	98,533
M/I Homes, Inc.(a)	20,213	2,919,566
Meritage Homes Corp.	15,969	1,156,635
Midea Group Co. Ltd., Class A	205,800	2,101,672
Newell Brands, Inc.(b)	145,384	761,812
NVR, Inc.(a)	101	811,501
Panasonic Holdings Corp.	149,500	1,622,686
PulteGroup, Inc.	701	92,623
Sekisui House Ltd.	51,200	1,164,420
Sonos, Inc.(a)	23,420	370,036
Sony Group Corp.	141,300	4,061,909
Taylor Morrison Home Corp., Class A(a)	49,631	3,276,142
Taylor Wimpey PLC	12,447	17,292
Security	Shares	Value
Household Durables (continued)
TCL Electronics Holdings Ltd.	521,000	$ 700,832
Toll Brothers, Inc.	14,343	1,981,342
Tri Pointe Homes, Inc.(a)	55,731	1,893,182
Universal Electronics, Inc.(a)	2,805	13,071
		33,783,546
Household Products — 0.2%
Central Garden & Pet Co.(a)	5,586	182,383
Central Garden & Pet Co., Class A(a)	16,179	477,766
Essity AB, Class B	4,622	120,815
Procter & Gamble Co.	24,403	3,749,521
Reckitt Benckiser Group PLC	1,902	146,458
Reynolds Consumer Products, Inc.(b)	178	4,355
Unicharm Corp.	81,700	530,026
WD-40 Co.	1,203	237,713
		5,449,037
Independent Power and Renewable Electricity Producers — 0.1%
ACWA Power Co.(a)	5,571	318,050
Brookfield Renewable Corp.	418	14,388
Clearway Energy, Inc., Class A(b)	7,809	210,296
Drax Group PLC	6,544	61,717
Global Power Synergy PCL, NVDR	329,800	395,148
Gulf Development PCL, NVDR(a)	604,100	812,633
NTPC Ltd.	324,442	1,244,133
PTC India Ltd.	332,596	624,213
		3,680,578
Industrial Conglomerates — 0.5%
3M Co.	581	90,159
Apar Industries Ltd.	750	69,133
Brookfield Business Corp., Class A	17,124	574,168
CITIC Ltd.	946,000	1,385,623
CJ Corp.	515	67,410
Hitachi Ltd.	36,900	977,594
Honeywell International, Inc.	45,139	9,501,759
KOC Holding A/S, Class A	75,598	314,949
Siemens AG, Class N, Registered Shares	3,741	1,009,988
Sime Darby Bhd	1,126,200	610,554
SM Investments Corp.	46,770	590,652
Smiths Group PLC	14,732	467,080
		15,659,069
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(b)	30,534	373,736
EastGroup Properties, Inc.	5,382	910,957
First Industrial Realty Trust, Inc.	16,823	865,880
Industrial Logistics Properties Trust	10	58
LXP Industrial Trust(b)	14,443	129,409
Plymouth Industrial REIT, Inc.(b)	12,607	281,514
Prologis, Inc.	1,715	196,402
Segro PLC	7,449	65,820
Terreno Realty Corp.(b)	34,330	1,948,228
		4,772,004
Insurance — 2.5%
Accelerant Holdings, Class A(a)(b)	32,218	479,726
Admiral Group PLC	2,550	115,090
Aegon Ltd.	80,046	645,331
Aflac, Inc.	17,193	1,920,458
Ageas SA/NV	14,245	987,981
AIA Group Ltd.	420,400	4,029,098
Allianz SE, Registered Shares	7,032	2,958,552
Allstate Corp.	6,564	1,408,963
Ambac Financial Group, Inc.(a)	28,780	240,025
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
American International Group, Inc.	5,899	$ 463,307
AMERISAFE, Inc.	7,871	345,065
ASR Nederland NV	8,538	581,005
Assurant, Inc.	3,420	740,772
Assured Guaranty Ltd.	192	16,253
Aviva PLC	21,240	196,487
AXA SA	19,834	951,140
Beazley PLC	7,104	86,882
Brighthouse Financial, Inc.(a)	440	23,355
China Life Insurance Co. Ltd., Class H	763,000	2,160,739
China Pacific Insurance Group Co. Ltd., Class H	78,400	311,485
CNA Financial Corp.	88	4,088
Co. for Cooperative Insurance	4,567	165,621
Crawford & Co., Class A	27,575	295,053
Dai-ichi Life Holdings, Inc.	223,000	1,754,155
Discovery Ltd.	24,201	276,062
Donegal Group, Inc., Class A(b)	25,804	500,340
eHealth, Inc.(a)	31,968	137,782
FedNat Holding Co.(a)(d)	4,457	—
Genworth Financial, Inc., Class A(a)	80,407	715,622
Gjensidige Forsikring ASA	9,066	266,419
Goosehead Insurance, Inc., Class A(b)	4,534	337,420
Hanover Insurance Group, Inc.(b)	4,200	762,846
Hartford Insurance Group, Inc.	4,933	658,013
HCI Group, Inc.	3,174	609,186
Helvetia Holding AG, Registered Shares	828	203,473
Heritage Insurance Holdings, Inc.(a)	7,118	179,231
Hyundai Marine & Fire Insurance Co. Ltd.(a)	28,958	581,883
Insurance Australia Group Ltd.	53,085	287,653
Investors Title Co.	257	68,832
Japan Post Holdings Co. Ltd.	335,900	3,333,907
Kemper Corp.	206	10,619
Legal & General Group PLC	29,730	95,490
Lemonade, Inc.(a)	15,398	824,255
Life Insurance Corp. of India	37,465	379,959
Loews Corp.	6,262	628,642
Marsh & McLennan Cos., Inc.	998	201,127
Mercury General Corp.	13,578	1,151,143
MetLife, Inc.	54,177	4,462,560
MS&AD Insurance Group Holdings, Inc.	44,900	1,016,802
NN Group NV	22,614	1,594,684
Oscar Health, Inc., Class A(a)(b)	54,078	1,023,697
Palomar Holdings, Inc.(a)	10,799	1,260,783
Phoenix Group Holdings PLC	3,457	29,997
PICC Property & Casualty Co. Ltd., Class H	474,000	1,069,274
Ping An Insurance Group Co. of China Ltd., Class A	309,514	2,399,001
Ping An Insurance Group Co. of China Ltd., Class H	590,000	4,013,823
Powszechny Zaklad Ubezpieczen SA	143,178	2,144,122
Principal Financial Group, Inc.	5,151	427,069
Progressive Corp.	14,275	3,525,211
Prudential Financial, Inc.	4,022	417,242
Prudential PLC	60,107	841,480
Reinsurance Group of America, Inc.	4,743	911,273
RLI Corp.	8	522
Root, Inc., Class A(a)	2,118	189,582
Sampo OYJ, A Shares	57,962	666,386
Sanlam Ltd.	51,590	249,705
SBI Life Insurance Co. Ltd.(c)	11,867	239,453
Selectquote, Inc.(a)	11,125	21,805
Sompo Holdings, Inc.	27,200	840,903
Sony Financial Group, Inc.(a)	141,300	156,697
Stewart Information Services Corp.(b)	22,367	1,639,948
Security	Shares	Value
Insurance (continued)
Swiss Life Holding AG, Class N, Registered Shares	574	$ 619,697
Swiss Re AG	6,308	1,171,565
Tiptree, Inc.	20,565	394,231
Tokio Marine Holdings, Inc.	17,200	727,958
Travelers Cos., Inc.	19,801	5,528,835
Tryg A/S	30,213	767,084
United Fire Group, Inc.	11,197	340,613
Universal Insurance Holdings, Inc.	20,255	532,707
Unum Group	1,747	135,882
White Mountains Insurance Group Ltd.	10	16,715
Zurich Insurance Group AG, Class N	4,075	2,912,740
		75,380,581
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	95,343	23,177,883
Alphabet, Inc., Class C	76,948	18,740,685
Auto Trader Group PLC(c)	9,584	101,813
Bilibili, Inc., Class Z(a)	26,480	748,773
Cargurus, Inc., Class A(a)	13,822	514,593
Cars.com, Inc.(a)	17,429	212,982
EverQuote, Inc., Class A(a)	26,792	612,733
fuboTV, Inc.(a)(b)	67,315	279,357
Grindr, Inc.(a)(b)	46,647	700,638
Kakao Corp.	20,679	880,489
Kuaishou Technology(c)	209,100	2,261,596
LY Corp.(b)	201,500	646,817
MediaAlpha, Inc., Class A(a)	35,442	403,330
Meta Platforms, Inc., Class A	38,876	28,549,757
NAVER Corp.	8,641	1,658,093
Nextdoor Holdings, Inc., Class A(a)	31,290	65,396
Pinterest, Inc., Class A(a)	14,392	462,991
QuinStreet, Inc.(a)	53,517	827,908
REA Group Ltd.	1,609	246,045
Reddit, Inc., Class A(a)	1,138	261,729
Rightmove PLC	12,489	119,268
Shutterstock, Inc.(b)	26,946	561,824
Tencent Holdings Ltd.	423,000	36,043,658
TrueCar, Inc.(a)	11,412	20,998
Yelp, Inc.(a)	9,072	283,046
ZipRecruiter, Inc., Class A(a)	74,218	313,200
		118,695,602
IT Services — 1.0%
Accenture PLC, Class A	10,745	2,649,717
Amdocs Ltd.(b)	3,499	287,093
Applied Digital Corp.(a)	53,040	1,216,738
ASGN, Inc.(a)	9,456	447,742
Backblaze, Inc., Class A(a)	3,029	28,109
BigBear.ai Holdings, Inc.(a)(b)	56,191	366,365
Capgemini SE	850	123,996
Cloudflare, Inc., Class A(a)	961	206,221
DigitalOcean Holdings, Inc.(a)	16,715	570,984
DXC Technology Co.(a)	9,918	135,182
EPAM Systems, Inc.(a)	2,131	321,333
Fastly, Inc., Class A(a)	45,388	388,067
Fujitsu Ltd.	10,500	246,312
Gartner, Inc.(a)	4,475	1,176,343
Globant SA(a)	4,319	247,824
GoDaddy, Inc., Class A(a)	14,542	1,989,782
Grid Dynamics Holdings, Inc., Class A(a)	36,818	283,867
HCL Technologies Ltd.	84,353	1,316,871
Infosys Ltd.	201,874	3,283,375
Infosys Ltd., ADR(b)	33,199	540,148
International Business Machines Corp.	16,675	4,705,018

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Kyndryl Holdings, Inc.(a)	8,579	$ 257,627
LTIMindtree Ltd.(c)	4,086	237,659
MongoDB, Inc., Class A(a)	175	54,317
NEC Corp.	52,800	1,690,080
Otsuka Corp.	17,500	365,299
Snowflake, Inc., Class A(a)	4,722	1,065,047
Tata Consultancy Services Ltd.	73,414	2,389,574
Tech Mahindra Ltd.	30,951	488,847
Unisys Corp.(a)	34,593	134,913
VeriSign, Inc.	9,711	2,714,904
Wipro Ltd.	288,891	779,418
Wipro Ltd., ADR(b)	32,177	84,626
Wix.com Ltd.(a)	3,922	696,665
Zensar Technologies Ltd.	17,480	150,346
		31,640,409
Leisure Products — 0.2%
Hasbro, Inc.(b)	45,964	3,486,370
JAKKS Pacific, Inc.	5,351	100,224
Peloton Interactive, Inc., Class A(a)	122,873	1,105,857
Polaris, Inc.(b)	5,977	347,443
Topgolf Callaway Brands Corp.(a)	25,810	245,195
		5,285,089
Life Sciences Tools & Services — 0.2%
AbCellera Biologics, Inc.(a)(b)	17,689	88,976
Adaptive Biotechnologies Corp.(a)	47,923	716,928
Azenta, Inc.(a)	31,549	906,087
Codexis, Inc.(a)	25,707	62,725
CryoPort, Inc.(a)(b)	18,327	173,740
Cytek Biosciences, Inc.(a)	28,184	97,798
Danaher Corp.	8,891	1,762,730
Eurofins Scientific SE	756	55,132
Fortrea Holdings, Inc.(a)	17,868	150,449
MaxCyte, Inc.(a)	97,175	153,537
Mettler-Toledo International, Inc.(a)	222	272,529
Nautilus Biotechnology, Inc.(a)	2,915	2,463
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Personalis, Inc.(a)(b)	16,155	105,331
QIAGEN NV	10,163	454,083
Samsung Biologics Co. Ltd.(a)(c)	1,253	892,948
Sartorius Stedim Biotech	167	34,033
Seer, Inc., Class A(a)(b)	6,637	14,402
Sotera Health Co.(a)	324	5,097
Syngene International Ltd.(c)	43,985	308,876
Tempus AI, Inc., Class A(a)(b)	1,707	137,772
Thermo Fisher Scientific, Inc.	844	409,357
Waters Corp.(a)	351	105,233
Wuxi Biologics Cayman, Inc.(a)(c)	50,500	266,666
		7,176,892
Machinery — 1.5%
Aebi Schmidt Holding AG(b)	23,878	297,759
Alamo Group, Inc.(b)	1,685	321,666
Ashok Leyland Ltd.	53,785	86,507
Astec Industries, Inc.(b)	5,424	261,057
Atlas Copco AB, A Shares	17,503	296,816
Atlas Copco AB, B Shares	12,855	193,435
Atmus Filtration Technologies, Inc.	27,962	1,260,807
Blue Bird Corp.(a)	7,857	452,170
Caterpillar, Inc.	3,113	1,485,368
Chart Industries, Inc.(a)	9,852	1,971,878
Columbus McKinnon Corp./New York	17,530	251,380
Security	Shares	Value
Machinery (continued)
Commercial Vehicle Group, Inc.(a)	3,113	$ 5,292
Crane Co.	4,453	819,975
CRRC Corp. Ltd., Class A	91,200	95,730
CRRC Corp. Ltd., Class H	274,000	211,125
Cummins India Ltd.	3,876	171,523
Deere & Co.	428	195,707
Douglas Dynamics, Inc.	6,909	215,975
Dover Corp.	2,953	492,649
Energy Recovery, Inc.(a)	38,407	592,236
Enpro, Inc.	6,061	1,369,786
ESCO Technologies, Inc.(b)	6,825	1,440,826
Escorts Kubota Ltd.	3,947	153,189
Federal Signal Corp.	16,029	1,907,291
Flowserve Corp.	29,586	1,572,200
Franklin Electric Co., Inc.	17,356	1,652,291
Gencor Industries, Inc.(a)	3,905	57,130
Graham Corp.(a)	1,643	90,201
Greenbrier Cos., Inc.(b)	20,171	931,295
HD Hyundai Heavy Industries Co. Ltd.	1,766	648,657
HD Hyundai Infracore Co. Ltd.	45,760	493,452
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,121	1,207,533
Helios Technologies, Inc.(b)	5,458	284,526
Hillenbrand, Inc.	18,269	493,994
Hurco Cos., Inc.(a)	1,419	24,691
Hyundai Elevator Co. Ltd.	30,235	1,726,294
Hyundai Rotem Co. Ltd.	1,624	253,865
Illinois Tool Works, Inc.(b)	382	99,610
JBT Marel Corp.	3,725	523,176
Kadant, Inc.(b)	1,874	557,665
Kennametal, Inc.(b)	8,339	174,535
Kubota Corp.	21,900	275,161
Manitowoc Co., Inc.(a)	57,513	575,705
Mitsubishi Heavy Industries Ltd.	42,700	1,117,420
Mueller Industries, Inc.	37,540	3,795,669
Otis Worldwide Corp.	10,194	932,037
PACCAR, Inc.(b)	2,079	204,407
Parker-Hannifin Corp.	2,964	2,247,157
Proto Labs, Inc.(a)	6,089	304,633
RENK Group AG	1,189	123,089
REV Group, Inc.	9,064	513,657
Sany Heavy Equipment International Holdings Co. Ltd.	1,316,000	1,372,826
Shenzhen Inovance Technology Co. Ltd., Class A	148,509	1,752,122
Sinotruk Hong Kong Ltd.	22,500	66,349
SPX Technologies, Inc.(a)	15,101	2,820,565
Terex Corp.(b)	2,340	120,042
Thermax Ltd.	1,622	57,900
Toyota Industries Corp.	1,800	202,443
Trelleborg AB, B Shares	4,280	160,022
Weichai Power Co. Ltd., Class H	36,000	64,403
Weir Group PLC	5,384	198,601
Westinghouse Air Brake Technologies Corp.	4,853	972,881
Worthington Enterprises, Inc.	20,502	1,137,656
Xylem, Inc./New York	707	104,283
ZMJ Group Co. Ltd., Class H	572,600	1,726,978
		46,187,268
Marine Transportation — 0.1%
AP Moller - Maersk A/S, Class A	53	103,964
AP Moller - Maersk A/S, Class B	254	499,307
Genco Shipping & Trading Ltd.(b)	28,355	504,719
Kirby Corp.(a)	1,902	158,722
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation (continued)
Matson, Inc.	9,361	$ 922,901
Pan Ocean Co. Ltd.	379,318	1,045,407
Star Bulk Carriers Corp.(b)	54,107	1,005,849
		4,240,869
Media — 0.5%
AMC Networks, Inc., Class A(a)	9,502	78,296
Cable One, Inc.	1,140	201,837
Charter Communications, Inc., Class A(a)(b)	3,371	927,379
Comcast Corp., Class A	172,303	5,413,760
comScore, Inc.(a)	803	7,010
Cumulus Media, Inc., Class A(a)(b)	4,396	606
EchoStar Corp., Class A(a)	34,508	2,635,031
Entravision Communications Corp., Class A	38,333	89,316
EW Scripps Co., Class A(a)	20,410	50,209
Fox Corp., Class A	5,910	372,685
Fox Corp., Class B	12,210	699,511
Gannett Co., Inc.(a)(b)	19,296	79,692
Gray Media, Inc.(b)	31,043	179,428
Ibotta, Inc., Class A(a)	2,396	66,729
Informa PLC	11,848	146,753
Integral Ad Science Holding Corp.(a)	49,512	503,537
Interpublic Group of Cos., Inc.(b)	3,790	105,779
John Wiley & Sons, Inc., Class A(b)	5,415	219,145
Liberty Broadband Corp., Class A(a)	56	3,546
Magnite, Inc.(a)	49,118	1,069,790
New York Times Co., Class A(b)	6,983	400,824
News Corp., Class B	394	13,613
NIQ Global Intelligence PLC(a)	30,968	486,197
Publicis Groupe SA	937	90,171
PubMatic, Inc., Class A(a)	11,188	92,637
Sirius XM Holdings, Inc.(b)	4,099	95,404
TechTarget, Inc.(a)	7,202	41,844
Thryv Holdings, Inc.(a)	29,529	356,120
Townsquare Media, Inc., Class A	4,763	32,007
Trade Desk, Inc., Class A(a)	24,224	1,187,218
Zee Entertainment Enterprises Ltd.	163,730	207,504
		15,853,578
Metals & Mining — 1.9%
Alcoa Corp.	2,014	66,240
Alpha Metallurgical Resources, Inc.(a)(b)	7,382	1,211,312
Alrosa PJSC(a)(d)	667,929	81
Aneka Tambang Tbk	6,763,400	1,279,596
Anglo American PLC	8,409	317,081
Anglogold Ashanti PLC	23,353	1,630,598
Anglogold Ashanti PLC(b)	5,561	391,105
ArcelorMittal SA(a)	11,389	410,869
Baoshan Iron & Steel Co. Ltd., Class A	3,179,300	3,156,741
Carpenter Technology Corp.	12,878	3,162,064
Century Aluminum Co.(a)	35,853	1,052,644
China Hongqiao Group Ltd.	252,000	853,482
Cleveland-Cliffs, Inc.(a)	72,226	881,157
Coeur Mining, Inc.(a)	176,543	3,311,947
Commercial Metals Co.	21,643	1,239,711
Compass Minerals International, Inc.(a)	14,697	282,182
Constellium SE, Class A(a)	86,740	1,290,691
Elevra Lithium Ltd., ADR(a)	2,356	56,568
Fortescue Ltd.	29,843	369,589
Freeport-McMoRan, Inc.	26,401	1,035,447
Glencore PLC	32,721	150,701
Gold Fields Ltd.	53,353	2,234,175
Grupo Mexico SAB de CV, Series B	136,153	1,187,450
Security	Shares	Value
Metals & Mining (continued)
Harmony Gold Mining Co. Ltd.	35,912	$ 648,858
Harmony Gold Mining Co. Ltd., ADR	5,155	93,563
Hecla Mining Co.	120,159	1,453,924
Hindalco Industries Ltd.	116,884	1,003,105
Hindustan Zinc Ltd.	49,084	266,745
Hyundai Steel Co.	106,631	2,580,178
i-80 Gold Corp.(a)(b)	55,075	52,619
Idaho Strategic Resources, Inc.(a)(b)	2,908	98,261
Impala Platinum Holdings Ltd.	4,958	63,228
Industrias Penoles SAB de CV(a)	18,649	833,495
Ivanhoe Electric, Inc.(a)(b)	11,651	146,220
Kaiser Aluminum Corp.(b)	13,895	1,072,138
Materion Corp.	7,397	893,632
National Aluminium Co. Ltd.	244,159	588,223
Newmont Corp.	14,870	1,253,690
Novagold Resources, Inc.(a)	71,939	633,063
Nucor Corp.	8,141	1,102,536
Olympic Steel, Inc.	20,156	613,750
Perpetua Resources Corp.(a)	8,373	169,386
POSCO Holdings, Inc.	5,255	1,032,874
Ramaco Resources, Inc., Class A	24,262	805,256
Ramaco Resources, Inc., Class B	342	5,763
Reliance, Inc.	322	90,427
Rio Tinto PLC	11,059	728,815
Royal Gold, Inc.	4,803	963,386
Ryerson Holding Corp.(b)	17,356	396,758
Saudi Arabian Mining Co.(a)	102,403	1,747,812
Severstal PAO(a)(d)	6,166	1
Southern Copper Corp.(b)	14,921	1,810,867
SSAB AB, B Shares	15,124	88,199
SSR Mining, Inc.(a)(b)	51,687	1,262,197
Steel Dynamics, Inc.(b)	1,768	246,512
SunCoke Energy, Inc.(b)	71,636	584,550
TA Chen Stainless Pipe	463,453	586,259
Tata Steel Ltd.	279,878	532,273
thyssenkrupp AG	42,479	586,118
Tredegar Corp.(a)	17,482	140,380
Vale SA	94,692	1,024,447
Vedanta Ltd.	146,627	769,619
Warrior Met Coal, Inc.(b)	8,670	551,759
Welspun Corp. Ltd.	26,293	253,809
Zamil Industrial Investment Co.(a)	50,754	453,592
Zijin Mining Group Co. Ltd., Class A	160,600	663,582
Zijin Mining Group Co. Ltd., Class H	602,000	2,516,974
		56,980,274
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc.	8,641	28,688
Granite Point Mortgage Trust, Inc.	72,641	217,923
KKR Real Estate Finance Trust, Inc.(b)	22,716	204,444
Ladder Capital Corp., Class A(b)	17,757	193,729
Rithm Property Trust, Inc.	10,417	26,251
TPG RE Finance Trust, Inc.	25,522	218,468
		889,503
Multi-Utilities — 0.4%
Avista Corp.	62,202	2,351,858
Black Hills Corp.	25,764	1,586,805
Consolidated Edison, Inc.	13,660	1,373,103
Dubai Electricity & Water Authority PJSC	582,787	430,288
E.ON SE, Class N	52,572	990,219
Engie SA	89,885	1,932,215
National Grid PLC	21,384	307,259

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Northwestern Energy Group, Inc.	23,399	$ 1,371,415
Veolia Environnement SA	13,851	472,347
		10,815,509
Office REITs — 0.1%
Brandywine Realty Trust(b)	44,968	187,516
City Office REIT, Inc.	10,330	71,897
COPT Defense Properties(b)	56,588	1,644,447
Creative Media & Community Trust Corp.(a)(b)	23	146
Highwoods Properties, Inc.	352	11,201
Postal Realty Trust, Inc., Class A	12,926	202,809
SL Green Realty Corp.(b)	7,890	471,901
		2,589,917
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.(a)	33,819	1,134,966
Ardmore Shipping Corp.(b)	23,235	275,799
Berry Corp.	65,525	247,685
Bharat Petroleum Corp. Ltd.	187,506	718,198
BP PLC	59,823	343,483
California Resources Corp.	25,301	1,345,507
Canadian Natural Resources Ltd.	31,890	1,019,692
Centrus Energy Corp., Class A(a)(b)	3,915	1,213,924
Cheniere Energy, Inc.	2,277	535,049
Chevron Corp.(b)	27,785	4,314,733
China Petroleum & Chemical Corp., Class H	735,400	382,007
Chord Energy Corp.(b)	16,158	1,605,620
Clean Energy Fuels Corp.(a)	132,869	342,802
CMB Tech NV(a)(b)	11,587	108,802
CNX Resources Corp.(a)	18,772	602,957
ConocoPhillips	2,207	208,760
Coterra Energy, Inc.	20,996	496,555
Crescent Energy Co., Class A(b)	11,838	105,595
Delek U.S. Holdings, Inc.(b)	21,049	679,251
Devon Energy Corp.	108,020	3,787,181
Dorian LPG Ltd.	18,165	541,317
Encore Energy Corp.(a)(b)	24,931	80,029
ENEOS Holdings, Inc.	287,500	1,820,796
Energy Fuels, Inc./Canada(a)	59,212	908,904
Eni SpA	6,377	111,573
Excelerate Energy, Inc., Class A	8,823	222,251
Expand Energy Corp.	20,723	2,201,612
Exxon Mobil Corp.	51,423	5,797,943
Formosa Petrochemical Corp.	498,000	664,066
FutureFuel Corp.	24,696	95,820
Golar LNG Ltd.(b)	15,180	613,424
Great Eastern Shipping Co. Ltd.	25,556	286,148
Green Plains, Inc.(a)	41,727	366,780
HF Sinclair Corp.	20,119	1,053,028
Hindustan Petroleum Corp. Ltd.	57,202	286,166
Indian Oil Corp. Ltd.	149,599	252,651
International Seaways, Inc.(b)	11,720	540,058
Kinder Morgan, Inc.	172,567	4,885,372
Kinetik Holdings, Inc., Class A(b)	14,319	611,994
Kosmos Energy Ltd.(a)(b)	55,641	92,364
Marathon Petroleum Corp.	5,884	1,134,082
Motor Oil Hellas Corinth Refineries SA, Class R	3,538	106,716
Murphy Oil Corp.(b)	41,728	1,185,492
Oil & Natural Gas Corp. Ltd.	269,599	726,664
ONEOK, Inc.(b)	6,086	444,095
ORLEN SA	84,775	2,019,924
Ovintiv, Inc.	37,470	1,513,039
Par Pacific Holdings, Inc.(a)	28,342	1,003,874
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A(b)	32,509	$ 980,797
PetroChina Co. Ltd., Class H	1,707,700	1,548,141
Petronet LNG Ltd.	197,664	620,896
Phillips 66	14,350	1,951,887
PTT Exploration & Production PCL, NVDR(b)	402,200	1,432,181
Reliance Industries Ltd.	387,089	5,945,611
Repsol SA	11,027	196,085
REX American Resources Corp.(a)	29,909	915,814
Santos Ltd.	169,681	753,529
Scorpio Tankers, Inc.(b)	20,147	1,129,239
Shell PLC	24,304	866,219
SM Energy Co.(b)	97,164	2,426,185
Summit Midstream Corp.(a)	7,104	145,916
Suncor Energy, Inc.	7,031	294,234
Talos Energy, Inc.(a)	38,892	372,974
Targa Resources Corp.(b)	1,968	329,719
Thai Oil PCL, NVDR	588,300	639,819
TotalEnergies SE	7,745	471,737
Turkiye Petrol Rafinerileri A/S, Class A	36,493	163,900
Uranium Energy Corp.(a)(b)	113,232	1,510,515
Ur-Energy, Inc.(a)	14,138	25,307
Valero Energy Corp.	8,086	1,376,722
Var Energi ASA	66,230	221,109
Vital Energy, Inc.(a)	8,987	151,790
Williams Cos., Inc.	61,007	3,864,793
Woodside Energy Group Ltd.	15,958	240,981
		77,610,848
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,098	364,066
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	8,494	422,831
American Airlines Group, Inc.(a)(b)	28,637	321,880
China Airlines Ltd.	210,000	144,164
Copa Holdings SA, Class A	142	16,872
Delta Air Lines, Inc.	28,878	1,638,826
easyJet PLC	17,362	108,554
Eva Airways Corp.	82,000	102,842
InterGlobe Aviation Ltd.(c)	7,136	448,616
JetBlue Airways Corp.(a)	53,953	265,449
Joby Aviation, Inc., Class A(a)(b)	119,562	1,929,731
Qantas Airways Ltd.	57,095	412,557
Singapore Airlines Ltd.	20,500	103,636
SkyWest, Inc.(a)	17,695	1,780,471
Southwest Airlines Co.(b)	14,761	471,024
Strata Critical Medical, Inc., Class A(a)	6,966	35,248
Sun Country Airlines Holdings, Inc.(a)(b)	22,249	262,761
Turk Hava Yollari AO, Class A	58,042	440,141
United Airlines Holdings, Inc.(a)	5,836	563,174
		9,468,777
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	8,131	295,562
Hindustan Unilever Ltd.	37,105	1,050,980
L’Oreal SA	2,949	1,281,303
Natural Health Trends Corp.	3	13
Nature’s Sunshine Products, Inc.(a)	5,589	86,741
Nu Skin Enterprises, Inc., Class A	8,954	109,149
Unilever PLC	10,470	618,867
USANA Health Sciences, Inc.(a)	3,321	91,494
		3,534,109
Pharmaceuticals — 1.8%
Ajanta Pharma Ltd.	4,730	128,372
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Alkem Laboratories Ltd.	5,044	$ 308,282
Amneal Pharmaceuticals, Inc., Class A(a)	62,673	627,357
Amylyx Pharmaceuticals, Inc.(a)	40,398	549,009
ANI Pharmaceuticals, Inc.(a)	1,103	101,035
Arvinas, Inc.(a)	45,147	384,652
AstraZeneca PLC	13,216	2,024,704
Atea Pharmaceuticals, Inc.(a)	68,110	197,519
Avadel Pharmaceuticals PLC(a)	7,659	116,953
Axsome Therapeutics, Inc.(a)	12,974	1,575,692
Bristol-Myers Squibb Co.	94,215	4,249,096
Collegium Pharmaceutical, Inc.(a)	10,825	378,767
Consun Pharmaceutical Group Ltd.	259,000	567,609
Corcept Therapeutics, Inc.(a)	10,042	834,591
CorMedix, Inc.(a)	8,434	98,087
Crinetics Pharmaceuticals, Inc.(a)	19,639	817,964
Daiichi Sankyo Co. Ltd.	4,700	105,751
Edgewise Therapeutics, Inc.(a)	18,971	307,710
Eli Lilly & Co.	9,412	7,181,356
Esperion Therapeutics, Inc.(a)(b)	35,611	94,369
Evolus, Inc.(a)(b)	12,631	77,554
EyePoint Pharmaceuticals, Inc.(a)(b)	29,650	422,216
Fulcrum Therapeutics, Inc.(a)(b)	18,400	169,280
Gland Pharma Ltd.(c)	7,734	174,069
GSK PLC	22,287	478,546
Hanmi Pharm Co. Ltd.	2,084	546,824
Hansoh Pharmaceutical Group Co. Ltd.(c)	72,000	334,002
Harmony Biosciences Holdings, Inc.(a)	15,599	429,908
Harrow, Inc.(a)	9,871	475,585
Hikma Pharmaceuticals PLC	1,233	28,305
Indivior PLC(a)	11,237	270,924
Ipsen SA	263	35,315
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	232,100	2,331,301
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a)	22,800	258,662
Johnson & Johnson	29,402	5,451,719
Liquidia Corp.(a)	8,122	184,694
Lupin Ltd.	23,752	513,461
Merck & Co., Inc.	7,165	601,358
Mind Medicine MindMed, Inc.(a)	12,673	149,415
Nektar Therapeutics(a)(b)	2,174	123,701
Novartis AG, Class N, Registered Shares	17,419	2,239,706
Novo Nordisk A/S, Class B	16,719	930,941
Nuvation Bio, Inc., Class A(a)(b)	170,517	630,913
Ocular Therapeutix, Inc.(a)	36,149	422,582
Omeros Corp.(a)(b)	7,460	30,586
Pacira BioSciences, Inc.(a)	23,951	617,217
Pfizer, Inc.	289,685	7,381,174
Phibro Animal Health Corp., Class A	11,039	446,638
Prestige Consumer Healthcare, Inc.(a)	5,560	346,944
Roche Holding AG	411	142,202
Royalty Pharma PLC, Class A	2,016	71,124
Sanofi SA	3,619	342,697
SIGA Technologies, Inc.(b)	16,596	151,853
Simcere Pharmaceutical Group Ltd.(c)	629,000	1,021,483
Sino Biopharmaceutical Ltd.	1,212,000	1,263,287
Sun Pharmaceutical Industries Ltd.	54,732	985,278
Supernus Pharmaceuticals, Inc.(a)	22,522	1,076,326
Tarsus Pharmaceuticals, Inc.(a)	20,733	1,232,162
TherapeuticsMD, Inc.(a)	745	790
Theravance Biopharma, Inc.(a)(b)	42,704	623,478
Torrent Pharmaceuticals Ltd.	4,996	203,228
Trevi Therapeutics, Inc.(a)	68,527	627,022
Security	Shares	Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	29,217	$ 213,868
Xeris Biopharma Holdings, Inc.(a)	41,045	334,106
Zydus Lifesciences Ltd.	33,180	367,823
		55,409,142
Professional Services — 1.3%
Alight, Inc., Class A(b)	88,005	286,896
Automatic Data Processing, Inc.	7,764	2,278,734
Barrett Business Services, Inc.	12,440	551,341
Booz Allen Hamilton Holding Corp., Class A	11,258	1,125,237
Broadridge Financial Solutions, Inc.	1,824	434,422
Bureau Veritas SA	9,440	296,089
CACI International, Inc., Class A(a)	3,140	1,566,169
Computershare Ltd.	8,374	201,192
Conduent, Inc.(a)	155,946	436,649
CRA International, Inc.	3,230	673,552
CSG Systems International, Inc.(b)	6,559	422,269
Equifax, Inc.(b)	2,487	637,990
ExlService Holdings, Inc.(a)	101,703	4,477,983
Experian PLC	17,584	883,194
Exponent, Inc.	7,298	507,065
Firstsource Solutions Ltd.	19,551	72,435
Franklin Covey Co.(a)	10,815	209,919
Genpact Ltd.(b)	33,142	1,388,318
Heidrick & Struggles International, Inc.	12,814	637,753
IBEX Holdings Ltd.(a)	9,162	371,244
ICF International, Inc.	9,189	852,739
Innodata, Inc.(a)(b)	8,375	645,461
Insperity, Inc.	2,473	121,672
KBR, Inc.	18,722	885,363
Kforce, Inc.	6,797	203,774
Korn Ferry	19,655	1,375,457
Legalzoom.com, Inc.(a)	67,994	705,778
Leidos Holdings, Inc.	3,249	613,931
ManpowerGroup, Inc.	19,413	735,753
Maximus, Inc.	15,799	1,443,555
Paycom Software, Inc.(b)	810	168,593
Paylocity Holding Corp.(a)	3,221	513,009
Planet Labs PBC, Class A(a)(b)	75,841	984,416
Recruit Holdings Co. Ltd.	41,200	2,215,070
RELX PLC	5,227	249,740
Resources Connection, Inc.	16,473	83,189
Robert Half, Inc.(b)	7,240	246,015
Sagility Ltd.(a)	224,942	108,150
SGS SA, Registered Shares	15,170	1,576,464
SS&C Technologies Holdings, Inc.	3,033	269,209
Teleperformance SE	169	12,623
Thomson Reuters Corp.	2,374	368,629
TriNet Group, Inc.(b)	9,597	641,943
TrueBlue, Inc.(a)	19,037	116,697
UL Solutions, Inc., Class A(b)	4,511	319,650
Upwork, Inc.(a)	64,042	1,189,260
Verisk Analytics, Inc.	5,473	1,376,514
Verra Mobility Corp., Class A(a)	28,866	712,990
Willdan Group, Inc.(a)	7,175	693,751
WNS Holdings Ltd.(a)	5,840	445,417
Wolters Kluwer NV, Class C	7,489	1,022,248
		38,355,511
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	587	6,844
Anywhere Real Estate, Inc.(a)	57,786	611,954

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Barwa Real Estate Co.	224,056	$ 164,220
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	235,000	335,865
China Overseas Land & Investment Ltd.	221,000	407,011
China Resources Land Ltd.	131,000	510,571
Compass, Inc., Class A(a)	155,216	1,246,385
Country Garden Services Holdings Co. Ltd.	615,000	521,970
Daito Trust Construction Co. Ltd.	19,500	427,854
Daiwa House Industry Co. Ltd.	22,000	790,130
DLF Ltd.	32,587	261,856
Emaar Development PJSC	94,967	347,996
Emaar Properties PJSC	641,025	2,277,501
eXp World Holdings, Inc.(b)	8,707	92,817
FirstService Corp.	3,744	713,343
Howard Hughes Holdings, Inc.(a)	114	9,367
Hulic Co. Ltd.	26,200	287,004
KE Holdings, Inc., Class A	130,974	853,732
Kennedy-Wilson Holdings, Inc.(b)	63,320	526,822
Lodha Developers Ltd.(c)	6,161	78,811
Marcus & Millichap, Inc.(b)	25,071	735,834
Mitsui Fudosan Co. Ltd.	14,800	161,114
Newmark Group, Inc., Class A	46,219	861,984
Nomura Real Estate Holdings, Inc.	123,600	787,653
Poly Developments & Holdings Group Co. Ltd., Class A	273,800	302,572
Poly Property Services Co. Ltd., Class H	121,600	544,094
Real Brokerage, Inc.(a)	25,486	106,532
RMR Group, Inc., Class A	4,957	77,974
SM Prime Holdings, Inc.	236,300	91,150
St. Joe Co.	17,114	846,801
Sun Hung Kai Properties Ltd.	42,500	508,366
Tokyo Tatemono Co. Ltd.	40,900	818,652
Tokyu Fudosan Holdings Corp.	92,400	763,746
Vonovia SE	13,343	416,993
Zillow Group, Inc., Class A(a)	187	13,920
		17,509,438
Residential REITs — 0.2%
Apartment Investment and Management Co., Class A	5,446	43,187
Camden Property Trust(b)	6,151	656,804
Centerspace(b)	4,890	288,021
Clipper Realty, Inc.	5,526	20,999
Elme Communities	15,510	261,499
Independence Realty Trust, Inc.(b)	8,409	137,823
Invitation Homes, Inc.	50,396	1,478,115
NexPoint Residential Trust, Inc.	27,369	881,829
Veris Residential, Inc.	70,268	1,068,073
		4,836,350
Retail REITs — 0.5%
Agree Realty Corp.(b)	33,669	2,391,846
FrontView REIT, Inc.	61,383	841,561
Getty Realty Corp.	43,518	1,167,588
Kimco Realty Corp.	60,868	1,329,966
Kite Realty Group Trust	9,332	208,104
NETSTREIT Corp.(b)	45,599	823,518
NNN REIT, Inc.	35,617	1,516,216
Phillips Edison & Co., Inc.	20,247	695,079
Saul Centers, Inc.	12,731	405,737
Scentre Group	61,171	165,001
Simon Property Group, Inc.	14,374	2,697,568
Security	Shares	Value
Retail REITs (continued)
Tanger, Inc.(b)	41,935	$ 1,419,080
Urban Edge Properties	66,946	1,370,385
Whitestone REIT	12,967	159,235
		15,190,884
Semiconductors & Semiconductor Equipment — 9.0%
ACM Research, Inc., Class A(a)	12,940	506,342
ADATA Technology Co. Ltd.	192,000	993,410
Advanced Micro Devices, Inc.(a)	28,758	4,652,757
Advanced Wireless Semiconductor Co.	32,000	121,378
Alpha & Omega Semiconductor Ltd.(a)	13,104	366,388
Ambarella, Inc.(a)	20,763	1,713,363
Analog Devices, Inc.	15,379	3,778,620
Anpec Electronics Corp.	43,000	315,654
Applied Materials, Inc.	7,122	1,458,158
Ardentec Corp.	58,000	162,419
ARM Holdings PLC, ADR(a)(b)	3,132	443,147
ASE Technology Holding Co. Ltd.	141,000	769,914
ASML Holding NV	4,245	4,139,669
ASPEED Technology, Inc.	12,000	1,995,869
Astera Labs, Inc.(a)	2,813	550,785
Axcelis Technologies, Inc.(a)	9,407	918,499
Broadcom, Inc.(b)	86,759	28,622,662
Cohu, Inc.(a)	5,619	114,234
Credo Technology Group Holding Ltd.(a)	51,428	7,488,431
Diodes, Inc.(a)	14,501	771,598
Global Unichip Corp.	5,000	221,485
Impinj, Inc.(a)(b)	7,704	1,392,498
Infineon Technologies AG, Class N	8,179	320,864
Intel Corp.	111,075	3,726,566
KLA Corp.	1,709	1,843,327
Kulicke & Soffa Industries, Inc.	3,773	153,335
Lam Research Corp.	55,915	7,487,018
MACOM Technology Solutions Holdings, Inc., Class H(a)	660	82,163
Marvell Technology, Inc.	32,203	2,707,306
MaxLinear, Inc.(a)	32,345	520,108
MediaTek, Inc.	104,000	4,510,451
Microchip Technology, Inc.	12,794	821,631
Micron Technology, Inc.	22,313	3,733,411
MPI Corp.	5,000	283,723
Nanya Technology Corp.(a)	505,000	1,217,533
Navitas Semiconductor Corp.(a)(b)	13,380	96,604
NVIDIA Corp.	454,471	84,795,200
OmniVision Integrated Circuits Group, Inc., Class A	29,500	628,180
Onto Innovation, Inc.(a)	4,094	529,027
Parade Technologies Ltd.	49,000	1,198,348
Penguin Solutions, Inc.(a)(b)	11,603	304,927
Phison Electronics Corp.	9,000	209,214
Power Integrations, Inc.	12,054	484,691
Qorvo, Inc.(a)	4,409	401,572
QUALCOMM, Inc.	25,473	4,237,688
Rambus, Inc.(a)	40,082	4,176,544
Rigetti Computing, Inc.(a)(b)	86,457	2,575,554
Rockchip Electronics Co. Ltd., Class A	1,900	60,479
Semtech Corp.(a)	18,308	1,308,107
Silicon Laboratories, Inc.(a)	9,352	1,226,328
SiTime Corp.(a)	6,775	2,041,375
SK Hynix, Inc.	33,495	8,303,339
Skyworks Solutions, Inc.(b)	2,196	169,048
STMicroelectronics NV	2,748	77,672
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)	15,074	$ 1,030,157
Taiwan Semiconductor Manufacturing Co. Ltd.	1,489,000	64,678,906
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	4,270	1,192,568
Texas Instruments, Inc.	19,403	3,564,913
Tokyo Electron Ltd.	4,700	833,155
Tower Semiconductor Ltd.(a)(b)	4,327	312,842
Ultra Clean Holdings, Inc.(a)	17,659	481,208
		273,822,362
Software — 5.8%
8x8, Inc.(a)	44,959	95,313
A10 Networks, Inc.(b)	22,771	413,294
ACI Worldwide, Inc.(a)	38,889	2,052,173
Adobe, Inc.(a)	16,303	5,750,883
Agilysys, Inc.(a)	1,776	186,924
Alarm.com Holdings, Inc.(a)	34,088	1,809,391
Amplitude, Inc., Class A(a)	89,998	964,779
Appfolio, Inc., Class A(a)	347	95,654
Appian Corp., Class A(a)	11,724	358,403
AppLovin Corp., Class A(a)	2,765	1,986,763
Asana, Inc., Class A(a)	36,148	482,937
Asseco Poland SA	10,009	552,274
Atlassian Corp., Class A(a)	3,482	556,075
Aurora Innovation, Inc., Class A(a)(b)	93,383	503,334
Autodesk, Inc.(a)	306	97,207
AvePoint, Inc., Class A(a)	8,831	132,553
Bit Digital, Inc.(a)(b)	70,511	211,533
Bitdeer Technologies Group, Class A(a)(b)	11,029	188,486
Blend Labs, Inc., Class A(a)	49,794	181,748
Box, Inc., Class A(a)	53,707	1,733,125
Braze, Inc., Class A(a)	20,196	574,374
C3.ai, Inc., Class A(a)(b)	36,600	634,644
Cerence, Inc.(a)(b)	24,964	311,051
Check Point Software Technologies Ltd.(a)	2,946	609,557
Cipher Mining, Inc.(a)(b)	56,611	712,732
Cleanspark, Inc.(a)(b)	76,257	1,105,726
Clear Secure, Inc., Class A(b)	6,500	216,970
Clearwater Analytics Holdings, Inc., Class A(a)	80,338	1,447,691
Commvault Systems, Inc.(a)	8,415	1,588,584
Confluent, Inc., Class A(a)	59,777	1,183,585
Core Scientific, Inc.(a)(b)	48,514	870,341
Crowdstrike Holdings, Inc., Class A(a)	1,309	641,907
CyberArk Software Ltd.(a)	545	263,317
Dassault Systemes SE	8,826	296,916
Datadog, Inc., Class A(a)	1,118	159,203
Digital Turbine, Inc.(a)	47,298	302,707
Domo, Inc., Class B(a)	15,750	249,480
D-Wave Quantum, Inc.(a)(b)	74,837	1,849,222
Elastic NV(a)	40,462	3,418,634
Expensify, Inc., Class A(a)	39,473	73,025
Fair Isaac Corp.(a)	585	875,470
Figma, Inc., Class A(a)	1,695	87,920
Five9, Inc.(a)	18,214	440,779
Fortinet, Inc.(a)	7,662	644,221
Freshworks, Inc., Class A(a)	76,770	903,583
Gitlab, Inc., Class A(a)	4,051	182,619
Guidewire Software, Inc.(a)	1,031	236,986
HubSpot, Inc.(a)	2,814	1,316,389
Hut 8 Corp.(a)	17,456	607,643
Intapp, Inc.(a)	8,456	345,850
InterDigital, Inc.(b)	7,452	2,572,654
Intuit, Inc.(b)	8,094	5,527,474
Security	Shares	Value
Software (continued)
Jamf Holding Corp.(a)	25,328	$ 271,010
JFrog Ltd.(a)	10,569	500,231
Klaviyo, Inc., Series A(a)	2,374	65,736
LiveRamp Holdings, Inc.(a)	44,041	1,195,273
MARA Holdings, Inc.(a)(b)	67,676	1,235,764
Marin Software, Inc.(a)(d)	268	—
Microsoft Corp.	139,184	72,090,353
Monday.com Ltd.(a)	512	99,169
N-able, Inc.(a)	14,574	113,677
nCino, Inc.(a)	192	5,205
Netskope, Inc., Class A, Class A(a)	20,227	459,760
Nice Ltd.(a)	1,479	214,254
Nutanix, Inc., Class A(a)	5,074	377,455
Ooma, Inc.(a)	29,605	354,964
Oracle Corp.	20,744	5,834,043
Pagaya Technologies Ltd., Class A(a)	16,050	476,525
Palantir Technologies, Inc., Class A(a)	42,440	7,741,905
Palo Alto Networks, Inc.(a)	7,493	1,525,725
Porch Group, Inc.(a)	23,597	395,958
Progress Software Corp.(b)	3,252	142,860
PROS Holdings, Inc.(a)	38,840	889,824
Q2 Holdings, Inc.(a)	16,251	1,176,410
Qualys, Inc.(a)	13,468	1,782,220
Rapid7, Inc.(a)	19,683	369,056
Rezolve AI PLC(a)(b)	21,514	107,140
RingCentral, Inc., Class A(a)	17,086	484,217
Riot Platforms, Inc.(a)	75,802	1,442,512
Rubrik, Inc., Class A(a)	7,786	640,398
Sage Group PLC	14,782	219,283
Salesforce, Inc.	22,141	5,247,417
SAP SE	12,858	3,442,953
SEMrush Holdings, Inc., Class A(a)	37,868	268,105
ServiceNow, Inc.(a)	5,723	5,266,762
SoundHound AI, Inc., Class A(a)(b)	83,958	1,350,045
Sprout Social, Inc., Class A(a)	32,552	420,572
Strategy, Inc., Class A(a)	2,661	857,401
Synchronoss Technologies, Inc.(a)	1,528	9,290
Tanla Platforms Ltd.	26,794	198,375
Technology One Ltd.	7,052	179,532
Tenable Holdings, Inc.(a)	46,693	1,361,568
Teradata Corp.(a)	809	17,402
Terawulf, Inc.(a)(b)	68,511	782,396
Upland Software, Inc.(a)	9,814	23,259
Varonis Systems, Inc.(a)	21,973	1,262,788
Verint Systems, Inc.(a)	31,119	630,160
Via Transportation, Inc., Class A(a)	6,896	331,560
Viant Technology, Inc., Class A(a)	2,216	19,124
Workday, Inc., Class A(a)	6,757	1,626,613
Workiva, Inc., Class A(a)	14,134	1,216,655
Xero Ltd.(a)	10,273	1,071,937
Xperi, Inc.(a)	15,656	101,451
Yext, Inc.(a)	24,034	204,770
Zeta Global Holdings Corp., Class A(a)	73,335	1,457,166
Zscaler, Inc.(a)	1,459	437,204
		176,599,535
Specialized REITs — 0.6%
American Tower Corp.	4,093	787,166
CubeSmart	173,399	7,050,403
Digital Realty Trust, Inc.	7,396	1,278,621
EPR Properties(b)	16,467	955,251
Equinix, Inc.	3,794	2,971,613
Four Corners Property Trust, Inc.(b)	58,545	1,428,498

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Iron Mountain, Inc.	15,979	$ 1,628,899
Lamar Advertising Co., Class A(b)	2,904	355,508
Millrose Properties, Inc., Class A	1,151	38,685
National Storage Affiliates Trust(b)	4,811	145,388
Public Storage	3,353	968,514
Rayonier, Inc.	508	13,482
Safehold, Inc.(b)	23,105	357,896
		17,979,924
Specialty Retail — 1.4%
1-800-Flowers.com, Inc., Class A(a)(b)	14,793	68,048
Abercrombie & Fitch Co., Class A(a)	12,301	1,052,351
Advance Auto Parts, Inc.(b)	10,810	663,734
American Eagle Outfitters, Inc.(b)	36,897	631,308
America’s Car-Mart, Inc.(a)	2,682	78,341
Arhaus, Inc., Class A(a)	9,557	101,591
Asbury Automotive Group, Inc.(a)	5,768	1,409,988
AutoNation, Inc.(a)	8,809	1,927,145
AutoZone, Inc.(a)	236	1,012,497
Bath & Body Works, Inc.(b)	22,160	570,842
Best Buy Co., Inc.	5,508	416,515
Boot Barn Holdings, Inc.(a)	9,316	1,543,847
Build-A-Bear Workshop, Inc.	3,216	209,715
C&A MODAS SA	36,299	111,784
Camping World Holdings, Inc., Class A	35,006	552,745
CarMax, Inc.(a)	28,453	1,276,686
CarParts.com, Inc.(a)	91,439	65,022
Carvana Co., Class A(a)	5,025	1,895,631
Citi Trends, Inc.(a)	1,582	49,089
Com7 PCL, NVDR	271,600	216,115
EVgo, Inc., Class A(a)	73,616	348,204
Five Below, Inc.(a)	3,157	488,388
Genesco, Inc.(a)	5,748	166,634
Group 1 Automotive, Inc.(b)	5,877	2,571,246
Grupo SBF SA	136,988	334,604
Haverty Furniture Cos., Inc.(b)	14,914	327,064
Home Depot, Inc.	7,493	3,036,089
Industria de Diseno Textil SA	6,682	369,808
JB Hi-Fi Ltd.	6,068	465,705
JD Sports Fashion PLC	10,049	12,937
Kingfisher PLC	7,173	29,881
Lithia Motors, Inc., Class A(b)	6,289	1,987,324
Lojas Renner SA	556,224	1,581,224
Lowe’s Cos., Inc.	1,459	366,661
Monro, Inc.(b)	31,031	557,627
Mr. Price Group Ltd.	61,183	721,483
National Vision Holdings, Inc.(a)	14,542	424,481
ODP Corp.(a)	3,466	96,528
Petco Health & Wellness Co., Inc.(a)	28,687	111,019
Pop Mart International Group Ltd.(c)	35,200	1,205,664
PTT Oil & Retail Business PCL, NVDR	1,694,000	743,556
RealReal, Inc.(a)	34,729	369,169
Revolve Group, Inc., Class A(a)(b)	23,750	505,875
Sally Beauty Holdings, Inc.(a)	18,535	301,750
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	2,221	213,038
Sonic Automotive, Inc., Class A	11,599	882,568
Stitch Fix, Inc., Class A(a)	83,958	365,217
ThredUp, Inc., Class A(a)	24,468	231,223
TJX Cos., Inc.	24,193	3,496,856
Topsports International Holdings Ltd.(c)	1,085,000	440,253
Trent Ltd.	6,451	339,603
Security	Shares	Value
Specialty Retail (continued)
Upbound Group, Inc.(b)	22,785	$ 538,410
Urban Outfitters, Inc.(a)	22,232	1,588,032
Victoria’s Secret & Co.(a)	25,210	684,199
Warby Parker, Inc., Class A(a)(b)	39,443	1,087,838
Wayfair, Inc., Class A(a)	5,528	493,816
Williams-Sonoma, Inc.(b)	308	60,199
Winmark Corp.(b)	1,459	726,246
Zumiez, Inc.(a)	34,314	672,897
		42,796,310
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	281,539	71,688,276
Asia Vital Components Co. Ltd.	25,000	813,166
Canon, Inc.	13,400	391,053
Chenbro Micom Co. Ltd.	13,000	254,473
Corsair Gaming, Inc.(a)	11,867	105,854
Dell Technologies, Inc., Class C(b)	11,231	1,592,219
Ennoconn Corp.	142,000	1,377,478
Getac Holdings Corp.	499,000	2,551,530
IonQ, Inc.(a)(b)	76,877	4,727,935
Lenovo Group Ltd.	210,000	311,176
Logitech International SA, Class N, Registered Shares	1,981	217,907
Pure Storage, Inc., Class A(a)	2,048	171,643
Quanta Computer, Inc.	38,000	364,007
Quantum Computing, Inc.(a)(b)	29,688	546,556
Samsung Electronics Co. Ltd.	348,842	20,913,184
Sandisk Corp.(a)	1,960	219,912
Super Micro Computer, Inc.(a)	3,861	185,096
Turtle Beach Corp.(a)	4,110	65,349
Western Digital Corp.	1,949	233,997
Wiwynn Corp.	5,000	547,856
Xiaomi Corp., Class B(a)(c)	1,106,000	7,686,640
		114,965,307
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG, Class N	7,710	1,633,606
Amer Sports, Inc.(a)	32,781	1,139,140
ANTA Sports Products Ltd.	65,600	785,781
Capri Holdings Ltd.(a)	29,274	583,138
Cie Financiere Richemont SA, Class A, Registered Shares	5,357	1,028,363
Culp, Inc.(a)	3,659	16,319
Deckers Outdoor Corp.(a)	4,599	466,201
G-III Apparel Group Ltd.(a)	41,132	1,094,522
Hanesbrands, Inc.(a)	14,849	97,855
Hermes International SCA	426	1,047,551
Kontoor Brands, Inc.(b)	9,274	739,787
Levi Strauss & Co., Class A	12,932	301,316
Lululemon Athletica, Inc.(a)	6,004	1,068,292
LVMH Moet Hennessy Louis Vuitton SE	2,586	1,591,376
NIKE, Inc., Class B	7,740	539,710
On Holding AG, Class A(a)	16,841	713,216
Ralph Lauren Corp., Class A	4,827	1,513,554
Tapestry, Inc.	17,347	1,964,027
Titan Co. Ltd.	17,913	679,145
Under Armour, Inc., Class C(a)	626	3,024
Unifi, Inc.(a)	3,830	18,231
VF Corp.(b)	16,347	235,887
Wolverine World Wide, Inc.(b)	10,631	291,715
Xtep International Holdings Ltd.	1,413,500	1,060,498
		18,612,254
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	61,094	$ 4,035,870
British American Tobacco PLC	54,416	2,894,239
Imperial Brands PLC	11,315	480,677
ITC Ltd.	333,944	1,509,558
Japan Tobacco, Inc.	47,500	1,557,859
Philip Morris International, Inc.	45,152	7,323,655
Turning Point Brands, Inc.	5,413	535,129
		18,336,987
Trading Companies & Distributors — 0.7%
AerCap Holdings NV	20,704	2,505,184
Air Lease Corp., Class A	23,921	1,522,572
Applied Industrial Technologies, Inc.	4,924	1,285,410
Ashtead Group PLC	4,821	323,303
BlueLinx Holdings, Inc.(a)	6,359	464,716
Boise Cascade Co.	17,505	1,353,487
Bunzl PLC	11,373	359,469
DNOW, Inc.(a)	73,331	1,118,298
DXP Enterprises, Inc.(a)	3,864	460,087
Ferguson Enterprises, Inc.	13,121	2,946,714
FTAI Aviation Ltd.(b)	2,242	374,100
GATX Corp.(b)	5,915	1,033,942
Global Industrial Co.	11,006	403,590
Herc Holdings, Inc.(b)	8,646	1,008,642
IndiaMart InterMesh Ltd.(c)	38,549	1,022,806
Karat Packaging, Inc.	6,126	154,436
McGrath RentCorp	6,474	759,400
Mitsui & Co. Ltd.	19,600	486,692
MRC Global, Inc.(a)	33,584	484,281
Rush Enterprises, Inc., Class A	22,069	1,180,029
Sumitomo Corp.	17,200	497,647
Xometry, Inc., Class A(a)(b)	13,357	727,556
		20,472,361
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	36,266	573,350
Aena SME SA(c)	5,190	141,891
Aeroports de Paris SA	465	61,603
Getlink SE	1,653	30,480
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	17,910	231,759
International Container Terminal Services, Inc.	172,620	1,399,932
Transurban Group	43,311	395,163
		2,834,178
Water Utilities — 0.0%
California Water Service Group	6,257	287,134
H2O America	14,188	690,956
Severn Trent PLC	2,583	90,060
United Utilities Group PLC	6,343	97,991
		1,166,141
Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL, NVDR	184,200	1,654,714
Bharti Airtel Ltd.	211,124	4,465,164
Etihad Etisalat Co.	70,809	1,275,438
Gogo, Inc.(a)	7,692	66,074
Mobile Telecommunications Co. Saudi Arabia	274,682	817,636
MTN Group Ltd.	147,055	1,237,471
SK Telecom Co. Ltd.	3,908	151,495
SoftBank Corp.	1,536,200	2,259,441
SoftBank Group Corp.	1,700	214,507
Security	Shares	Value
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	18,820	$ 324,645
Telephone and Data Systems, Inc.	30,183	1,184,381
T-Mobile U.S., Inc.	8,818	2,110,853
		15,761,819
Total Common Stocks — 88.3% (Cost: $2,009,884,751)		2,671,601,629
Preferred Securities
Preferred Stocks — 0.4%
Automobiles — 0.0%
TVS Motor Co. Ltd.(a)	47,640	5,366
Banks — 0.3%
Banco Bradesco SA	717,089	2,383,448
Itau Unibanco Holding SA	715,269	5,250,704
		7,634,152
Household Products — 0.0%
Henkel AG & Co. KGaA	3,083	248,756
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA - Petrobras	503,227	2,974,592
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 07/26/81(a)	7	110
		10,862,976
Total Preferred Securities — 0.4% (Cost: $8,765,526)		10,862,976
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,779
Blueprint Medicines Corp., CVR(d)	17,094	16,581
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	559
Inhibrx, Inc., CVR(d)	4,627	5,414
Kinnate Biopharma, Inc., CVR(b)	3,570	182
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	112
Poseida Therapeutics, Inc., CVR(d)	15,396	22,324
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	1
Surface Oncology, Inc., CVR	4,415	415
		51,920
Capital Markets — 0.0%
Sofina SA, (Expires 10/16/25, Strike Price EUR 223.00)(a)	1,313	2,929
Consumer Staples Distribution & Retail(d) — 0.0%
Eli Lilly and Company, CVR	1,837	—
Walgreens Boots Alliance, Inc., CVR	6,889	3,651
		3,651
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	302
Paragon 28, Inc., CVR	10,680	961
		1,263

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	$ 5,829
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	3,082
Pharmaceuticals — 0.0%
Flexion Therapeutics, CVR(d)	3,275	524
Total Rights — 0.0% (Cost: $38,757)		69,198
Warrants
Real Estate Management & Development(a) — 0.0%
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/14/26, 0.20 Share for 1 Warrant, Expires 04/30/32, Strike Price USD 15.60)	4,699	3,289
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/15/26, 0.20 Share for 1 Warrant, Expires 04/02/29, Strike Price USD 15.60)	4,699	2,807
		6,096
Total Warrants — 0.0% (Cost: $ — )		6,096
Total Long-Term Investments — 88.7% (Cost: $2,018,689,034)		2,682,539,899
Security	Shares	Value
Short-Term Securities
Money Market Funds — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	179,382,727	$ 179,472,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(e)(f)	283,853,266	283,853,266
Total Short-Term Securities — 15.3% (Cost: $463,281,566)		463,325,684
Total Investments — 104.0% (Cost: $2,481,970,600)		3,145,865,583
Liabilities in Excess of Other Assets — (4.0)%		(120,536,718)
Net Assets — 100.0%		$ 3,025,328,865

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 128,226,189	$ 51,247,861 (a)	$ —	$ (3,233)	$ 1,601	$ 179,472,418	179,382,727	$ 423,067 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	330,728,909	—	(46,875,643)(a)	—	—	283,853,266	283,853,266	8,970,720	—
				$ (3,233)	$ 1,601	$ 463,325,684		$ 9,393,787	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	37	12/19/25	$ 4,543	$ 40,980
MSCI EAFE Index	29	12/19/25	4,039	(2,110)
MSCI Emerging Markets Index	174	12/19/25	11,829	115,513
S&P 500 E-Mini Index	224	12/19/25	75,474	890,977
				1,045,360
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
E-mini Russell 2000 Index	1	12/19/25	$ 123	$ (710)
				$ 1,044,650
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,077,894	CAD	5,615,000	Morgan Stanley & Co. International PLC	12/17/25	$ 28,749
USD	4,870,672	JPY	712,029,000	Goldman Sachs International	12/17/25	18,919
USD	35,707	NZD	60,000	Toronto-Dominion Bank	12/17/25	821
						48,489
CHF	4,179,000	USD	5,320,483	Toronto-Dominion Bank	12/17/25	(24,019)
EUR	13,749,000	USD	16,248,211	Goldman Sachs International	12/17/25	(35,406)
GBP	4,115,000	USD	5,570,152	Bank of America N.A.	12/17/25	(35,330)
SEK	39,960,000	USD	4,287,673	Toronto-Dominion Bank	12/17/25	(22,917)
SGD	2,078,000	USD	1,630,548	Bank of America N.A.	12/17/25	(10,480)
USD	3,716,209	AUD	5,639,000	Morgan Stanley & Co. International PLC	12/17/25	(18,480)
USD	110,161	NOK	1,102,000	Toronto-Dominion Bank	12/17/25	(289)
						(146,921)
						$ (98,432)
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.44%, 4.24%	Quarterly	Merrill Lynch International	N/A	10/06/25	USD	65,136	$ (6,037,454)	$ —	$ (6,037,454)
1-day SOFR plus 0.78%, 4.24%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Citibank N.A.	N/A	10/06/25	USD	143,792	9,041,172	—	9,041,172
1-day SOFR plus 0.55%, 4.24%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	BNP Paribas SA	N/A	10/30/25	USD	308,418	13,646,300	—	13,646,300
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.56%, 4.24%	Quarterly	Merrill Lynch International	N/A	10/31/25	USD	166,100	(12,797,589)	—	(12,797,589)
1-day SOFR plus 0.91%, 4.24%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/25	USD	227,968	10,839,812	—	10,839,812
1-day SOFR plus 0.92%, 4.24%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/07/25	USD	775,986	37,633,757	—	37,633,757
1-day SOFR plus 0.60%, 4.24%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	Merrill Lynch International	N/A	11/25/25	USD	223,284	6,858,308	—	6,858,308

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	At Termination	MSCI Emerging Markets (Net Return)	At Termination	UBS AG	N/A	01/06/26	USD	56,220	$ —	$ —	$ —
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.30%, 4.24%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	19,877	(800,265)	—	(800,265)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.30%, 4.24%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	111,823	(8,093,365)	—	(8,093,365)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.65%, 4.24%	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	59,368	(4,569,880)	—	(4,569,880)
1-day SOFR plus 0.71%, 4.24%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	54,960	2,806,314	—	2,806,314
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.51%, 4.24%	Quarterly	Merrill Lynch International	N/A	01/30/26	USD	74,941	(7,236,712)	—	(7,236,712)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.32%, 4.24%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	109,030	(4,794,474)	—	(4,794,474)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.50%, 4.24%	Quarterly	Merrill Lynch International	N/A	02/06/26	USD	264,002	(24,389,907)	—	(24,389,907)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.57%, 4.24%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	176,058	(16,246,329)	—	(16,246,329)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.29%, 4.24%	Quarterly	UBS AG	N/A	03/04/26	USD	76,240	(4,988,041)	—	(4,988,041)
MSCI EAFE Index Net	Quarterly	1-day SOFR , 4.24%	Quarterly	Citibank N.A.	N/A	03/31/26	USD	30,360	(4,283)	—	(4,283)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 4.24%	Quarterly	Citibank N.A.	N/A	04/30/26	USD	57,831	(2,618,948)	—	(2,618,948)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.40%, 4.24%	Quarterly	Goldman Sachs International	N/A	04/30/26	USD	42,715	(3,691,373)	—	(3,691,373)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.08%, 4.24%	Quarterly	JPMorgan Chase Bank N.A.	N/A	05/08/26	USD	253,679	(17,518,522)	—	(17,518,522)
									$ (32,961,479)	$ —	$ (32,961,479)
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Vanguard Russell 1000 Index Fund ETF	Citibank N.A.	$ 12,159	02/24/28	0.20%	1D OBFR01	Monthly	$ (65)
Total long positions of equity swaps							(65)
Short Contracts(b)
iShares MSCI EAFE ETF	Bank of America N.A.	(9,923)	02/15/28	(0.15)%	1D OBFR01	Monthly	26
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
iShares MSCI Emerging Markets ETF	Bank of America N.A.	$ (10,791)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (156)
iShares Russell 2000 ETF	Bank of America N.A.	(11,010)	02/15/28	(0.15)%	1D OBFR01	Monthly	(120)
Total short positions of equity swaps							(250)
Total long and short positions of equity swaps							(315)
Net dividends and financing fees							10
Total equity swap contracts including dividends and financing fees							$ (305)

(a)
The Master Portfolio receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Master Portfolio pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 33,888,199	$ 12,873,838	$ —	$ 46,762,037
Air Freight & Logistics	5,489,557	620,715	—	6,110,272
Automobile Components	14,893,198	3,499,469	—	18,392,667
Automobiles	27,636,043	19,604,228	—	47,240,271
Banks	140,924,286	110,851,702	17	251,776,005
Beverages	9,049,355	3,085,316	—	12,134,671
Biotechnology	82,469,116	7,304,216	29	89,773,361
Broadline Retail	55,758,453	31,912,315	—	87,670,768
Building Products	12,658,602	68,801	—	12,727,403
Capital Markets	66,418,582	18,175,640	—	84,594,222
Chemicals	19,468,538	5,306,740	1	24,775,279
Commercial Services & Supplies	21,643,305	96,151	—	21,739,456
Communications Equipment	29,296,448	5,789,158	—	35,085,606
Construction & Engineering	27,645,659	13,474,528	—	41,120,187
Construction Materials	844,655	3,480,046	—	4,324,701
Consumer Finance	23,692,565	2,237,033	—	25,929,598
Consumer Staples Distribution & Retail	49,385,348	4,363,511	—	53,748,859
Containers & Packaging	1,163,893	—	—	1,163,893

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$ 438,753	$ —	$ —	$ 438,753
Diversified Consumer Services	14,307,269	609,027	—	14,916,296
Diversified REITs	4,824,287	244,010	—	5,068,297
Diversified Telecommunication Services	7,209,351	7,264,042	—	14,473,393
Electric Utilities	19,008,282	6,393,994	—	25,402,276
Electrical Equipment	22,915,666	9,022,053	—	31,937,719
Electronic Equipment, Instruments & Components	33,495,010	22,771,857	—	56,266,867
Energy Equipment & Services	11,933,320	—	—	11,933,320
Entertainment	23,372,028	6,582,303	—	29,954,331
Financial Services	59,063,630	9,523,323	—	68,586,953
Food Products	6,036,175	5,366,035	—	11,402,210
Gas Utilities	8,269,090	713,729	—	8,982,819
Ground Transportation	7,087,118	—	—	7,087,118
Health Care Equipment & Supplies	30,426,368	53,886	—	30,480,254
Health Care Providers & Services	61,856,108	3,928,283	—	65,784,391
Health Care REITs	5,461,986	—	—	5,461,986
Health Care Technology	5,800,518	727,854	—	6,528,372
Hotel & Resort REITs	2,160,965	—	—	2,160,965
Hotels, Restaurants & Leisure	33,345,419	11,614,606	—	44,960,025
Household Durables	22,689,283	11,094,263	—	33,783,546
Household Products	5,181,764	267,273	—	5,449,037
Independent Power and Renewable Electricity Producers	542,734	3,137,844	—	3,680,578
Industrial Conglomerates	10,756,738	4,902,331	—	15,659,069
Industrial REITs	4,706,184	65,820	—	4,772,004
Insurance	34,398,883	40,981,698	—	75,380,581
Interactive Media & Services	75,989,050	42,706,552	—	118,695,602
IT Services	20,568,632	11,071,777	—	31,640,409
Leisure Products	5,285,089	—	—	5,285,089
Life Sciences Tools & Services	5,619,237	1,557,655	—	7,176,892
Machinery	33,531,828	12,655,440	—	46,187,268
Marine Transportation	2,592,191	1,648,678	—	4,240,869
Media	15,409,150	444,428	—	15,853,578
Metals & Mining	31,467,097	25,513,095	82	56,980,274
Mortgage Real Estate Investment Trusts (REITs)	889,503	—	—	889,503
Multi-Utilities	6,683,181	4,132,328	—	10,815,509
Office REITs	2,589,917	—	—	2,589,917
Oil, Gas & Consumable Fuels	56,792,248	20,818,600	—	77,610,848
Paper & Forest Products	364,066	—	—	364,066
Passenger Airlines	7,708,267	1,760,510	—	9,468,777
Personal Care Products	582,959	2,951,150	—	3,534,109
Pharmaceuticals	40,077,294	15,331,848	—	55,409,142
Professional Services	31,718,306	6,637,205	—	38,355,511
Real Estate Management & Development	8,763,322	8,746,116	—	17,509,438
Residential REITs	4,836,350	—	—	4,836,350
Retail REITs	15,025,883	165,001	—	15,190,884
Semiconductors & Semiconductor Equipment	182,780,700	91,041,662	—	273,822,362
Software	170,424,011	6,175,524	—	176,599,535
Specialized REITs	17,979,924	—	—	17,979,924
Specialty Retail	38,251,305	4,545,005	—	42,796,310
Technology Hardware, Storage & Peripherals	79,536,837	35,428,470	—	114,965,307
Textiles, Apparel & Luxury Goods	10,785,934	7,826,320	—	18,612,254
Tobacco	11,894,654	6,442,333	—	18,336,987
Trading Companies & Distributors	17,782,444	2,689,917	—	20,472,361
Transportation Infrastructure	231,759	2,602,419	—	2,834,178
Water Utilities	978,090	188,051	—	1,166,141
Wireless Telecommunication Services	4,961,391	10,800,428	—	15,761,819
Preferred Securities
Preferred Stocks
Automobiles	—	5,366	—	5,366
Banks	7,634,152	—	—	7,634,152
Household Products	—	248,756	—	248,756
Oil, Gas & Consumable Fuels	2,974,592	—	—	2,974,592
Real Estate Management & Development	110	—	—	110
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Rights
Biotechnology	$ —	$ 598	$ 51,322	$ 51,920
Capital Markets	2,929	—	—	2,929
Consumer Staples Distribution & Retail	—	—	3,651	3,651
Health Care Equipment & Supplies	—	961	302	1,263
Metals & Mining	5,829	—	—	5,829
Paper & Forest Products	—	—	3,082	3,082
Pharmaceuticals	—	—	524	524
Warrants	6,096	—	—	6,096
Short-Term Securities
Money Market Funds	463,325,684	—	—	463,325,684
	$2,433,662,742	$712,143,831	$59,010	$3,145,865,583
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,047,470	$ 80,825,699	$ —	$ 81,873,169
Foreign Currency Exchange Contracts	—	48,489	—	48,489
Liabilities
Equity Contracts	(2,820)	(113,787,483)	—	(113,790,303)
Foreign Currency Exchange Contracts	—	(146,921)	—	(146,921)
	$1,044,650	$(33,060,216)	$—	$(32,015,566)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
Portfolio Abbreviation (continued)
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SRF	State Revolving Fund
TA	Tax Allocation